As filed with the U.S. Securities and Exchange Commission on April 27, 2017
File No. 002-73948
File No. 811-03258
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 208	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 209
(Check appropriate box or boxes.)
DFA INVESTMENT DIMENSIONS GROUP INC.
(Exact Name of Registrant as Specified in Charter)
6300 Bee Cave Road, Building One, Austin, TX      78746
(Address of Principal Executive Office) (Zip Code)
Registrant's Telephone Number, including Area Code (512) 306-7400
Catherine L. Newell, Esquire, President and General Counsel
DFA Investment Dimensions Group Inc.,
6300 Bee Cave Road, Building One, Austin, TX      78746
(Name and Address of Agent for Service)
Please send copies of all communications to:
Jana L. Cresswell, Esquire
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8048
It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on May 1, 2017 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [Date] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [Date] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
VA Equity Allocation Portfolio: Institutional Class

This Post-Effective Amendment No. 208/209 to Registration File Nos. 002-73948/811-03258 includes the following:

1.	FACING PAGE

2.	CONTENTS PAGE

3.	PART A – Prospectus relating to the Institutional Class shares of the Registrant's VA Equity Allocation Portfolio.

4.	PART B – Statement of Additional Information relating to the Institutional Class shares of the Registrant's VA Equity Allocation Portfolio.

5.	PART C -- Other Information

6.	SIGNATURES

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Prospectus
May 1, 2017

DFA INVESTMENT DIMENSIONS GROUP INC.

GLOBAL

VA Equity Allocation Portfolio

This Prospectus describes the shares of the Portfolio which:
 Are for long-term investors.
Are available to insurance company separate accounts funding variable life insurance and/or variable annuity contracts.
Do not charge sales commissions or loads.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

VA Equity Allocation Portfolio	1
Investment Objective	1
Fees and Expenses of the Portfolio	1
Principal Investment Strategies	1
Principal Risks	2
Performance	3
Investment Advisor/Portfolio Management	3
Purchase and Redemption of Fund Shares	3
Tax Information	3
Payments to Insurance Companies and Financial Intermediaries	3

Additional Information on Investment Objective and Policies	4
Investment Terms Used in the Prospectus	4
Investments in Underlying Funds	4
Market Capitalization Weighted Approach	7
Portfolio Transactions	8
Additional Information Regarding Investment Risks	8

Other Information	9
Commodity Pool Operator Exemption	9

Securities Loans	9

Management of the Fund	9
Management Fees	10
Shareholder Services	11
Fee Waiver and Expense Assumption Agreement	11

Dividends, Capital Gains Distributions and Taxes	11

Purchase and Redemption of Shares	12
Redemption of Small Accounts	12

Policy Regarding Excessive or Short-Term Trading	12

Valuation of Shares	14

Disclosure of Portfolio Holdings	15

Delivery of Shareholder Documents	15

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VA Equity Allocation Portfolio
Investment Objective
The investment objective of the VA Equity Allocation Portfolio (the "Portfolio") is to achieve long-term capital appreciation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses you may pay if you buy and hold shares of the VA Equity Allocation Portfolio. The expenses in the table do not include any fees or charges imposed by the variable insurance contract.  If such fees and charges were included, the expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each
year as a percentage of the value of your investment)

Management Fee	0.30%
Other Expenses*	0.03%
Acquired Fund Fees and Expenses*	0.26%
Total Annual Fund Operating Expenses	0.59%
Fee Waiver and/or Expense Reimbursement**	0.23%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.36%
*	The VA Equity Allocation Portfolio is a new portfolio, so the "Other Expenses" and "Acquired Fund Fees and Expenses" shown are based on anticipated fees and expenses for the first full fiscal year.
**
The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund's Board of Directors prior to that date.  Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived up to thirty-six months after such fee waiver.

EXAMPLE
This Example is meant to help you compare the cost of investing in the VA Equity Allocation Portfolio with the cost of investing in other mutual funds. The Example does not included any fees or charges imposed by the variable insurance contract and it such fees were included, expenses would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years
$37	$166
PORTFOLIO TURNOVER
A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. The VA Equity Allocation Portfolio does not pay transaction costs when buying and selling shares of other mutual funds (the "Underlying Funds"); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio's performance. Because the Portfolio is new, information about portfolio turnover rate is not yet available.

Principal Investment Strategies

The VA Equity Allocation Portfolio is a "fund of funds," which means the Portfolio generally allocates its assets among other funds managed by the Advisor (the "Underlying Funds"), although it has the ability to invest directly in securities and derivatives. The Portfolio seeks to provide investors with exposure to a diversified portfolio of global equity securities. The Portfolio pursues its investment objective by investing substantially all of its assets in the following Underlying Funds: VA U.S. Large Value Portfolio, VA U.S. Targeted Value Portfolio, U.S. Core Equity 1 Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Core Equity Portfolio, Emerging Markets
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Core Equity Portfolio, DFA Real Estate Securities Portfolio (each a series of DFA Investment Dimensions Group Inc.) and U.S. Large Company Portfolio (a series of Dimensional Investment Group Inc.).

Generally, the VA Equity Allocation Portfolio invests its assets in the Underlying Funds to gain exposure to equity securities with an allocation of approximately 55% to 75% of the Portfolio's assets in U.S. equity securities, 0-10% in U.S. real estate securities, 20-35% in international developed markets equity securities, and 0-15% in emerging markets equity securities. Periodically, the Advisor will review the allocations for the Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders.

As a non-fundamental policy, under normal circumstances, the Portfolio, through its investments in the Underlying Funds, will invest at least 80% of its net assets in equity securities. The Portfolio and each Underlying Fund may invest in affiliated and unaffiliated registered and unregistered money market funds to manage its cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The Portfolio and each Underlying Fund may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country. The Portfolio and each Underlying Fund may use derivatives, such as futures contracts and options on futures contracts for equity securities and indices of its approved markets or other equity market securities or indices, including those of the United States, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. The Portfolio and Underlying Funds do not intend to use derivatives for purposes of speculation or leveraging investment returns.

The Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.
Principal Risks
Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.
Fund of Funds Risk: The investment performance of the VA Equity Allocation Portfolio is affected by the investment performance of the Underlying Funds in which the VA Equity Allocation Portfolio invests. The ability of the VA Equity Allocation Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor's decisions regarding the allocation of the Portfolio's assets among the Underlying Funds. There can be no assurance that the investment objective of the VA Equity Allocation Portfolio or any Underlying Fund will be achieved. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in the Underlying Funds, the VA Equity Allocation Portfolio is subject to the risks of the Underlying Funds' investments. The risks of the VA Equity Allocation Portfolio's and Underlying Funds' investments are described below.
Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the VA Equity Allocation Portfolio or Underlying Fund that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Underlying Funds do not hedge foreign currency risk.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.
Value Investment Risk:  Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause an Underlying Fund, and therefore the Portfolio, to at times underperform equity funds that use other investment strategies.
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Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the VA Equity Allocation Portfolio or an Underlying Fund uses derivatives, the Portfolio or Underlying Fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio or Underlying Fund could lose more than the principal amount invested.
Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the VA Equity Allocation Portfolio or an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. The Portfolio or Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
Cyber Security Risk: The VA Equity Allocation Portfolio's and its service providers' use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
Performance
Performance information is not available for the VA Equity Allocation Portfolio because it has not yet commenced operations. Updated performance information for the Portfolio can be obtained in the future by visiting http://us.dimensional.com.
Investment Advisor/Portfolio Management
Dimensional Fund Advisors LP serves as the investment advisor for the VA Equity Allocation Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the VA Equity Allocation Portfolio. The following individuals are responsible for coordinating the day-to-day management of the VA Equity Allocation Portfolio:
•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.
•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.
•	Allen Pu, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since 2017.
Purchase and Redemption of Fund Shares
Shares of the VA Equity Allocation Portfolio are sold only to insurance separate accounts or to other investment companies funded by insurance company separate accounts. Purchases and redemptions of share of the Portfolio by a separate account will be effected at the net asset value per share. Contract owners do not deal directly with the Portfolio with respect to the acquisition or redemption of shares of the Portfolio.
Tax Information
The dividends and distributions paid from the VA Equity Allocation Portfolio to the insurance company separate accounts generally will consist of ordinary income, capital gains, or some combination of both. Because shares must be purchased through separate accounts, such distributions will be exempt from current taxation by contract holders if left to accumulate within the separate account, in which case distributions generally will be taxed as ordinary income when withdrawn from the account.
Payments to Insurance Companies and Financial Intermediaries
The Portfolio and its related companies may make payments to an insurance company (and/or its related companies) in connection with the sale of Portfolio shares and related services. These payments to insurance companies that include the Portfolio as an underlying investment in a variable insurance contract could create a conflict of interest for the insurance companies. Such insurance companies (or their related companies) may pay a broker-dealer or other financial intermediary (such as a bank), for the sale of the Portfolio shares and related services. When received by a broker-dealer or other financial intermediary from an insurance company (or its related companies), such payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor, visit your financial intermediary's website or see the prospectus of the insurance company separate account for more information.
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 Additional Information on Investment Objective and Policies
DFA Investment Dimensions Group Inc. (the "Fund") offers a variety of investment portfolios. Each of the investment company's portfolios has its own investment objective and is the equivalent of a separate mutual fund. Shares of the VA Equity Allocation Portfolio (the "Portfolio") are offered in this Prospectus. The Portfolio is designed for long-term investors.
The Portfolio is a "fund of funds," which means the Portfolio generally allocates its assets among other funds managed by Dimensional Fund Advisors LP (the "Advisor") (the "Underlying Funds"), although it has the ability to invest directly in securities and derivatives. The Advisor seeks to construct a diversified portfolio for the Portfolio by purchasing shares of Underlying Funds that invest in equity securities of domestic issuers (the "Domestic Equity Underlying Funds") and international issuers (the "International Equity Underlying Funds").  The VA Equity Allocation Portfolio typically allocates its assets in the Underlying Funds to gain exposure to equity securities with an allocation of approximately 55% to 75% of the Portfolio's assets in U.S. equity securities, 0-10% in U.S. real estate securities, 20-35% in international developed markets equity securities, and 0-15% in emerging markets equity securities.

As of the date of this Prospectus, the Portfolio is expected to invest mainly in the Underlying Funds listed below. Each Underlying Fund other than the U.S. Large Company Portfolio is a series of the Fund.  The U.S. Large Company Portfolio is a series of Dimensional Investment Group Inc.  While the Portfolio currently intends to invest in the Underlying Funds identified below, the Portfolio may add or eliminate Underlying Funds as may be determined from time to time by the Advisor without notice to shareholders.

Domestic Equity Underlying Funds—VA U.S. Large Value Portfolio, VA U.S. Targeted Value Portfolio, U.S. Large Company Portfolio, U.S. Core Equity 1 Portfolio and DFA Real Estate Securities Portfolio.

International Equity Underlying Funds—International Core Equity Portfolio, Emerging Markets Core Equity Portfolio, VA International Value Portfolio and VA International Small Portfolio.

Periodically, the Advisor will review the allocations for the VA Equity Allocation Portfolio in each Underlying Fund and may adjust allocations to Underlying Funds or may add or remove Underlying Funds without notice to shareholders. In addition, when the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the VA Equity Allocation Portfolio. To maintain allocation ranges, adjustments may be made by purchasing or selling shares of the Underlying Funds or applying future investments and redemptions by the Portfolio in proportions necessary to rebalance the investments in the Underlying Funds.

As a non-fundamental policy, under normal circumstances, the Portfolio, through its investments in the Underlying Funds, will invest at least 80% of its net assets in equity securities. The Portfolio and each Underlying Fund may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country. The Portfolio and each Underlying Fund may use derivatives, such as futures contracts and options on futures contracts for equity securities and indices of its approved markets or other equity market securities or indices, including those of the United States, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. The Portfolio and Underlying Funds do not intend to use derivatives for purposes of speculation or leveraging investment returns.

In addition to other short-term investments, the Portfolio and Underlying Funds may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

INVESTMENT TERMS USED IN THE PROSPECTUS
Below are the definitions of some terms that the Advisor uses to describe the investment strategies for certain Underlying Funds.
Free Float generally describes the number of publicly traded shares of a company.
Momentum generally describes the past performance of a stock relative to other stocks.
Trading Strategies generally refers to the ability to execute purchases and sales of stocks in a cost-effective manner.
Profitability generally measures a company's profit in relation to the size of the business.
INVESTMENTS IN UNDERLYING FUNDS
Investment Strategies of the Underlying Funds
The following is a summary of the investment strategies and policies of the Underlying Funds in which the VA Equity Allocation Portfolio may invest as of the date of this Prospectus. In addition to, or in place of, investments in its Underlying Funds, the VA Equity Allocation Portfolio also is permitted to invest directly in the same types of securities that are described below as eligible investments for its Underlying Funds.
Domestic Equity Underlying Funds
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VA U.S. Large Value Portfolio—The investment objective of the VA U.S. Large Value Portfolio is to achieve long-term capital appreciation. The VA U.S. Large Value Portfolio, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of large U.S. companies that the Advisor determines to be value stocks. A company's market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. large cap company, the greater its representation in the Portfolio. The Advisor may adjust the representation in the VA U.S. Large Value Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

As a non-fundamental policy, under normal circumstances, VA U.S. Large Value Portfolio will invest at least 80% of its net assets in securities of large cap U.S. companies. As of the date of this Prospectus, for purposes of the Portfolio, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the NYSE, NYSE MKT LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Advisor. Under the Advisor's market capitalization guidelines described above, based on market capitalization data as of December 31, 2016, the market capitalization of a large cap company would be $4,230 million or above. This dollar amount will change due to market conditions.

VA U.S. Targeted Value Portfolio—The investment objective of the VA U.S. Targeted Value Portfolio is to achieve long-term capital appreciation. The VA U.S. Targeted Value Portfolio, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of U.S. small and mid cap companies that the Advisor determines to be value stocks. A company's market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of an eligible company, the greater its representation in the Portfolio. The Advisor may adjust the representation in the VA U.S. Targeted Value Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

As a non-fundamental policy, under normal circumstances, VA U.S. Targeted Value Portfolio will invest at least 80% of its net assets in securities of U.S. companies. As of the date of this Prospectus,  the Advisor considers for investment companies whose market capitalizations are generally smaller than the 500th largest U.S. company. As of December 31, 2016, companies smaller than the 500th largest U.S. company fall in the lowest 15% of U.S. total market capitalization. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the NYSE, NYSE MKT LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Advisor.  Based on market capitalization data as of December 31, 2016, the market capitalization of a company smaller than the 500th largest U.S. company would be $7,258 million or below. This dollar amount will change due to market conditions.

U.S. Core Equity 1 Portfolio—The investment objective of the U.S. Core Equity 1 Portfolio is to achieve long-term capital appreciation. The U.S. Core Equity 1 Portfolio purchases a broad and diverse group of securities of U.S. companies with a greater emphasis on small capitalization and value companies as compared to their representation in the U.S. Universe. The Advisor generally defines the U.S. Universe as a market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange ("NYSE"), NYSE MKT LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Advisor. The Portfolio's increased exposure to small and value companies may be achieved by decreasing the allocation of the Portfolio's assets to the largest U.S. growth companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low book value, that is not negative, in relation to its market capitalization. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value. The Advisor may adjust the representation in the U.S. Core Equity 1 Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

DFA Real Estate Securities Portfolio—The investment objective of the DFA Real Estate Securities Portfolio is to achieve long-term capital appreciation. The DFA Real Estate Securities Portfolio, using a market capitalization weighted approach, purchases readily marketable equity securities of companies whose principal activities include ownership, management, development, construction, or sale of residential, commercial or industrial real estate. The Portfolio will principally invest in equity securities of companies in certain real estate investment trusts and companies engaged in residential construction and firms, except partnerships, whose principal business is to develop commercial property. A company's market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. real estate company, the greater its representation in the Portfolio. The Advisor may adjust the representation in the DFA Real Estate Securities Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

U.S. Large Company Portfolio –The investment objective of the U.S. Large Company Portfolio is to seek to approximate the total investment return of the S&P 500® Index. The U.S. Large Company Portfolio generally invests in the stocks that comprise the S&P 500® Index in approximately the proportions they are represented in the S&P 500® Index. The S&P 500® Index comprises a broad and diverse group of stocks. Generally, these are the U.S. stocks with the largest market capitalizations and, as a group, they generally represent more than 70% of the total market capitalization of all publicly traded U.S. stocks. For the U.S. Large Company Portfolio, the Advisor considers the stocks that comprise the S&P 500® Index to be
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those of large companies. Under normal market conditions, at least 95% of the U.S. Large Company Portfolio's net assets will be invested in the stocks that comprise the S&P 500® Index.

As a non-fundamental policy, under normal circumstances, the U.S. Large Company Portfolio will invest at least 80% of its net assets in securities of large U.S. companies. Ordinarily, portfolio companies will not be sold except to reflect additions or deletions of the companies that comprise the S&P 500® Index, including as a result of mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the U.S. Large Company Portfolio's shares. Given the impact on prices of securities affected by the reconstitution of the S&P 500® Index around the time of a reconstitution date, the U.S. Large Company Portfolio may purchase or sell securities that may be impacted by the reconstitution before or after the reconstitution date of the S&P 500® Index. In seeking to approximate the total investment return of the S&P 500® Index, the Advisor may also adjust the representation of securities in the U.S. Large Company Portfolio after considering such securities' characteristics and other factors the Advisor determines to be appropriate.

About the S&P 500® Index: The Standard & Poor's 500 Composite Stock Price Index® is market capitalization weighted (adjusted for free float). Its performance is usually cyclical because it reflects periods when stock prices generally rise or fall. For information concerning Standard & Poor's Rating Group, a division of The McGraw Hill Companies ("S&P"), and disclaimers of S&P with respect to the U.S. Large Company Portfolio, see "Standard & Poor's—Information and Disclaimers."

Standard & Poor's—Information and Disclaimers. The U.S. Large Company Portfolio is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the U.S. Large Company Portfolio or any member of the public regarding the advisability of investing in securities generally or in the U.S. Large Company Portfolio particularly or the ability of the S&P 500® Index to track general stock market performance. S&P's only relationship to the U.S. Large Company Portfolio is the licensing of certain trademarks and trade names of S&P and of the S&P 500® Index which is determined, composed and calculated by S&P without regard to the U.S. Large Company Portfolio. S&P has no obligation to take the needs of the U.S. Large Company Portfolio or its owners into consideration in determining, composing or calculating the S&P 500® Index. S&P is not responsible for and has not participated in the determination of the price and amount of the U.S. Large Company Portfolio or the issuance or sale of the U.S. Large Company Portfolio or in the determination or calculation of the equation by which the U.S. Large Company Portfolio is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the U.S. Large Company Portfolio.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

International Equity Underlying Funds
International Core Equity Portfolio—The investment objective of the International Core Equity Portfolio is to achieve long-term capital appreciation. The International Core Equity Portfolio purchases a broad and diverse group of securities of non-U.S. companies in developed markets with a greater emphasis on small capitalization and value companies as compared to their representation in the International Universe. For purposes of this Portfolio, the Advisor defines the International Universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized as approved markets for investment by the Advisor's Investment Committee. The Portfolio's increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of the International Core Equity Portfolio's assets to the largest growth companies relative to their weight in the International Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low book value, that is not negative, in relation to its market capitalization. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value. The Advisor may adjust the representation in the International Core Equity Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The International Core Equity Portfolio may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

Emerging Markets Core Equity Portfolio—The investment objective of the Emerging Markets Core Equity Portfolio is to achieve long-term capital appreciation. The Emerging Markets Core Equity Portfolio purchases a broad and diverse group of securities associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), authorized for investment by the Advisor's Investment Committee ("Approved Markets") with an increased exposure to securities of small cap issuers and securities that it considers to be value securities. In assessing value, the Advisor may consider factors such as the issuer's securities having a high book value in relation to their market value, as well as price to cash flow or price to earnings ratios. The criteria the Advisor uses for assessing value are subject to change from time to time. The Advisor may adjust the representation in the Emerging Markets Core Equity Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The Emerging Markets Core Equity Portfolio may purchase or sell futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to adjust
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market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities.

VA International Value Portfolio—The investment objective of the VA International Value Portfolio is to achieve long-term capital appreciation. The VA International Value Portfolio, using a market capitalization weighted approach, purchases securities of large non-U.S. companies in countries with developed markets that the Advisor determines to be value stocks. A company's market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a large company within an eligible country, the greater its representation in the Portfolio. The Advisor may adjust the representation in the VA International Value Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The VA International Value Portfolio intends to purchase securities of large companies associated with developed market countries that the Advisor has designated as approved markets. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Portfolio invests. Based on market capitalization data as of December 31, 2016, for the Portfolio, the lowest minimum market capitalization of a large company in any country or region in which the Portfolio invests would be $1,977 million. This threshold will change due to market conditions. The VA International Value Portfolio may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities.

VA International Small Portfolio—The investment objective of the VA International Small Portfolio is to achieve long-term capital appreciation. The VA International Small Portfolio, using a market capitalization weighted approach, purchases securities of (1) Japanese small companies; (2) United Kingdom small companies; (3) small companies organized under the laws of certain European countries; (4) small companies associated with Australia, New Zealand and Pacific Rim Asian countries; and (5) Canadian small companies. The VA International Small Portfolio also may have some exposure to small cap equity securities associated with other countries or regions. A company's market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a small company within an eligible country, the greater its representation in the Portfolio. The Advisor may adjust the representation in the VA International Small Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. The Advisor will determine the allocation of assets among the five segments and will periodically review and modify such allocation, all in its sole discretion. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities of small companies. Based on market capitalization data as of December 31, 2016, the highest maximum market capitalization of a small company in any country in which the VA International Small Portfolio invests would be $5,561 million. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The VA International Small Portfolio also may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country. The VA International Small Portfolio may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

MARKET CAPITALIZATION WEIGHTED APPROACH

The portfolio structures of the VA U.S. Large Value Portfolio, VA U.S. Targeted Value Portfolio, DFA Real Estate Securities Portfolio, VA International Value Portfolio and VA International Small Portfolio involve market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting may be modified by the Advisor for a variety of reasons. The Advisor may adjust the representation in a Series or the Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The Advisor may deviate from market capitalization weighting to limit or fix the exposure of a Series or the Portfolio to a particular issuer to a maximum proportion of the assets of the Series or Portfolio. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Adjustment for free float modifies market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions.

Furthermore, the Advisor may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to securities received in connection with corporate actions.

Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. In addition, securities eligible for purchase or
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otherwise represented in a Series or the Portfolio may be acquired in exchange for the issuance of shares. See "PURCHASE OF SHARES—In-Kind Purchases." While such transactions might cause a deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

Generally, changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price changes of such securities. On at least a semi-annual basis, the Advisor will identify companies whose stock is eligible for investment by a Series or the Portfolio. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the Advisor's then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of a Series or the Portfolio change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

Country weights may be based on the total market capitalization of companies within each country. The country weights may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or fix the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also vary due to general day-to-day trading patterns and price movements. The weighting of countries may vary from their weighting in published international indices.

PORTFOLIO TRANSACTIONS

In general, securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities generally will not be sold solely to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor's judgment, circumstances warrant their sale, including but not limited to tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of the Portfolio or Underlying Fund.

In attempting to respond to adverse market, economic, political, or other conditions, the Portfolio and Underlying Funds may, from time to time, invest their assets in a temporary defensive manner that is inconsistent with the Portfolio's or Underlying Fund's principal investment strategies. In these circumstances, the Portfolio or Underlying Fund may be unable to achieve its investment objective.

ADDITIONAL INFORMATION REGARDING INVESTMENT RISKS

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the VA Equity Allocation Portfolio or an Underlying Fund uses derivatives, the Portfolio or Underlying Fund will be directly exposed to the risks of those derivatives. Derivatives expose the Portfolio or Underlying Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.  The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio or Underlying Fund to sell or otherwise close a derivatives position could expose the Portfolio or Underlying Fund to losses and could make derivatives more difficult for the Portfolio or Underlying Fund to value accurately. Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The Portfolio or Underlying Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited.  The Advisor may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Portfolio's or Underlying Fund's derivatives positions to lose value. Valuation of derivatives may also be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase derivatives or quote prices for them.  Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio or Underlying Fund could lose more than the principal amount invested.

Risks of Concentrating in the Real Estate Industry: The DFA Real Estate Securities Portfolio in which the VA Equity Allocation Portfolio invests is concentrated in the real estate industry. The exclusive focus by DFA Real Estate Securities Portfolio on the real estate industry will cause DFA Real Estate Securities Portfolio to be exposed to the general risks of direct real estate ownership. The value of securities in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, and tax and regulatory requirements. Investing in REITs and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. REITs and REIT-like entities also are subject to the possibility of failing to qualify for tax free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. The performance of an Underlying Fund concentrated in the real estate industry may be materially different from the broad equity market.

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Other Information
COMMODITY POOL OPERATOR EXEMPTION
The Portfolio is operated by a person that has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA") with respect to the Portfolio described in this Prospectus, and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA with respect to the Portfolio.
Securities Loans
The Portfolio and Underlying Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Portfolio and Underlying Funds may earn additional income from lending securities, such activity is incidental to the investment objectives of the Portfolio and Underlying Funds. The value of securities loaned may not exceed 33 1/3% of the value of the Portfolio's or Underlying Fund's total assets, which includes the value of collateral received. To the extent the Portfolio or an Underlying Fund loans a portion of its securities, the Portfolio or Underlying Fund will receive collateral consisting generally of cash or U.S. government securities. Collateral received will be maintained by marking to market daily and (i) in an amount equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. Government or its agencies, (ii) in an amount generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) in an amount generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. Subject to their stated investment policies, the Portfolio and Underlying Funds will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio and Underlying Funds may also invest such collateral in securities of the U.S. Government or its agencies, repurchase agreements collateralized by securities of the U.S. Government or its agencies, and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage backed securities.
In addition, the Portfolio and Underlying Funds will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.  The Portfolio and Underlying Funds will be entitled to recall a loaned security in time to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Portfolio or Underlying Fund knows a material event will occur. In the event of the bankruptcy of the borrower, the Portfolio or Underlying Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See "PRINCIPAL RISKS—Securities Lending Risk" for a discussion of the risks related to securities lending.

Management of the Fund
The Advisor serves as investment advisor to the Portfolio and each of the Underlying Funds. Pursuant to an Investment Management Agreement with the Portfolio and each Underlying Fund, the Advisor is responsible for the management of the Portfolio's and each Underlying Fund's respective assets. The Portfolio and each Underlying Fund is managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and trading personnel.
The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has ten members. Investment strategies for the Portfolio are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.
In accordance with the team approach used to manage the Portfolio, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolio based on the parameters established by the Investment Committee. The individuals named in the Portfolio's "INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT" section coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of the Portfolio.

Mr. Chi is a Senior Portfolio Manager and Vice President of the Advisor and the Chairman of the Investment Committee. Mr. Chi has an MBA and BS from the University of California, Los Angeles and also a JD from the University of Southern California. Mr. Chi joined the Advisor as a portfolio manager in 2005 and has been responsible for the international portfolios since 2010 and the domestic portfolios since 2012.

Mr. Fogdall is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined the Advisor as a portfolio manager in 2004 and has been responsible for the international portfolios since 2010 and the domestic portfolios since 2012.

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Mr. Pu is a Senior Portfolio Manager and Vice President of the Advisor. Mr. Pu has an MBA from the University of California, Los Angeles, an MS and PhD from the California Institute of Technology, and a BS from Cooper Union for the Advancement of Science and Art. Mr. Pu joined the Advisor as a portfolio manager in 2006 and has been responsible for several international portfolios since 2015.
The Portfolio's Statement of Additional Information ("SAI") provides information about each portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of Fund shares.
The Advisor provides the Portfolio and Underlying Funds with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution. The Advisor's address is 6300 Bee Cave Road, Building One, Austin, TX 78746. A discussion regarding the basis for the Board approving the investment management agreement with respect to the Portfolio will be available in future annual or semi-annual reports for the Portfolio.
The Fund bears all of its own fees, expenses, charges, assessments, taxes, and other costs incurred in its operations, whether incurred directly by the Fund or incurred by the Advisor on its behalf. The expenses payable by the Fund shall include, but are not limited to: services of its independent registered public accounting firm, legal counsel to the Fund and its disinterested trustees/directors, fees and expenses of disinterested trustees/directors, employees and consultants, accounting and pricing costs (including the daily calculations of net asset value), brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes and other governmental fees levied against the Fund, insurance premiums, investment fees and expenses of the Fund, including the interest expense of borrowing money, the costs incidental to meetings of its shareholders and trustees/directors, the cost of filing its registration statements under the federal securities laws and the cost of any other filings required under federal and state securities laws, the costs of preparing, printing and mailing proxies, shareholder reports, prospectuses, statements of additional information and other fund documents, transfer and dividend disbursing agency, administrative services and custodian fees, including the expenses of issuing, repurchasing or redeeming its shares, fees and expenses of securities lending agents and the oversight of the securities lending activities of the Fund, fees and expenses associated with trade administration oversight services with respect to reconciliations and the oversight of settlement and collateral management, litigation, regulatory examinations/proceedings and other extraordinary or nonrecurring expenses, and other expenses properly payable by the Fund, except as provided in the Fee Waiver and Expense Assumption Agreements for certain classes of the portfolios. Expenses allocable to a particular portfolio or class of a portfolio are so allocated. The expenses of the Fund which are not allocable to a particular portfolio or class of a portfolio are to be borne by each portfolio or class of a portfolio of the Fund on the basis of its relative net assets.
The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. The Advisor controls Dimensional Fund Advisors Ltd. ("DFAL") and DFA Australia Limited ("DFA Australia"). As of January 31, 2017, assets under management for all Dimensional affiliated advisors totaled approximately $472 billion.
MANAGEMENT FEES
The "Annual Fund Operating Expenses" table describes the anticipated fees to be incurred by the Portfolio for the services provided by the Advisor for the first full fiscal year. The Advisor, not the Portfolio, will compensate the sub-advisors.
Sub-Advisors
The Advisor has entered into Sub-Advisory Agreements with Dimensional Fund Advisors Ltd. ("DFAL") and DFA Australia Limited ("DFA Australia"), respectively, with respect to the Portfolio. Pursuant to the terms of each Sub-Advisory Agreement, DFAL and DFA Australia each have the authority and responsibility to select brokers or dealers to execute securities transactions for the Portfolio. Each Sub-Advisor's duties include the maintenance of a trading desk and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor will review the holdings of the Portfolio and review the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities that are eligible for purchase and sale by the Portfolio and may delegate this task, subject to its own review, to DFAL and DFA Australia. DFAL and DFA Australia maintain and furnish to the Advisor information and reports on securities of companies in certain markets, including recommendations of securities to be added to the securities that are eligible for purchase by the Portfolio, as well as making recommendations and elections on corporate actions. The Advisor controls DFAL and DFA Australia. DFA Australia has been a U.S. federally registered investment advisor since 1994 and is located at Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia. DFAL has been a U.S. federally registered investment advisor since 1991 and is located at 20 Triton Street, Regent's Place, London NW13BF, United Kingdom. DFAL is a member of the Financial Conduct Authority, a self-regulatory organization for investment managers operating under the laws of England.
Manager of Managers Structure
The Advisor and the Fund have received an exemptive order from the Securities and Exchange Commission (the "SEC") for a manager of managers structure that allows the Advisor to appoint, remove or change Dimensional Wholly-Owned Sub-advisors (defined below), and enter into, amend and terminate sub-advisory agreements with Dimensional Wholly-Owned Sub-advisors, without prior shareholder approval, but subject to Board approval. A "Dimensional Wholly-Owned Sub-advisor" includes (1) sub-advisors that are wholly-owned by the Advisor (i.e., an indirect or direct "wholly-owned subsidiary" (as such term is defined in the Investment Company Act of 1940 (the "1940 Act")) of the Advisor, or (2) a sister company of the Advisor that is an indirect or direct "wholly-owned subsidiary" (as such term is defined in the 1940 Act) of the same company that, indirectly or directly, wholly owns the Advisor) ("Dimensional Wholly-Owned Sub-advisors"). The Board only will approve a
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change with respect to sub-advisors if the Directors conclude that such arrangements would be in the best interests of the shareholders of the Portfolio. As described above, DFA Australia and DFAL, each a Dimensional Wholly-Owned Sub-advisor, currently serve as sub-advisors to the Portfolio. If a new Dimensional Wholly-Owned Sub-advisor is hired for the Portfolio, shareholders will receive information about the new sub-advisor within 90 days of the change. The exemptive order allows greater flexibility for the Advisor to utilize, if desirable, personnel throughout the worldwide organization enabling the Portfolio to operate more efficiently. The Advisor will not hire unaffiliated sub-advisors without prior shareholder approval and did not request the ability to do so in its application to the SEC for an exemptive order to allow the manager of managers structure.
The use of the manager of managers structure with respect to the Portfolio is subject to certain conditions set forth in the SEC exemptive order. Under the manager of managers structure, the Advisor has the ultimate responsibility, subject to oversight by the Board, to oversee the Dimensional Wholly-Owned Sub-advisors and recommend their hiring, termination and replacement.  The Advisor will provide general management services to the Portfolio, including overall supervisory responsibility for the general management and investment of the Portfolio's assets. Subject to review and approval of the Board, the Advisor will (a) set the Portfolio's overall investment strategies, (b) evaluate, select, and recommend Dimensional Wholly-Owned Sub-advisors to manage all or a portion of the Portfolio's assets, and (c) implement procedures reasonably designed to ensure that Dimensional Wholly-Owned Sub-advisors comply with the Portfolio's investment objective, policies and restrictions.  Subject to review by the Board, the Advisor will (a) when appropriate, allocate and reallocate the Portfolio's assets among multiple Dimensional Wholly-Owned Sub-advisors; and (b) monitor and evaluate the performance of Dimensional Wholly-Owned Sub-advisors.
SHAREHOLDER SERVICES
On behalf of the Portfolio, the Fund may enter into shareholder servicing agreements with insurance companies and other entities to provide shareholder servicing, recordkeeping, account maintenance and other services to shareholders of the Portfolio. For the array of services provided to shareholders of the Portfolio, the Fund may pay such insurance companies and entities a fee for such services. These expenses will be included in "Other Expenses" in the "Annual Fund Operating Expenses" table.
FEE WAIVER AND EXPENSE ASSUMPTION AGREEMENT
Pursuant to a Fee Waiver and Expense Assumption Agreement (the "Fee Waiver Agreement") for the Portfolio, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the "Underlying Funds"). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.  At any time that the Portfolio's annualized Portfolio Expenses are less than the Portfolio's Expense Limitation Amount, described above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived and/or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived.
Dividends, Capital Gains Distributions and Taxes

Dividends and Distributions. The Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to shareholders. Dividends from net investment income of the Portfolio are distributed annually and any net realized capital gains (after any reductions for available capital loss carryforwards) are distributed annually, typically in December. The Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.

Capital gains distributions may vary considerably from year to year as a result of the Portfolio's normal investment activities and cash flows. During a time of economic volatility, the Portfolio may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. The Portfolio may be required to distribute taxable realized gains from a prior year, even if the Portfolio has a net realized loss for the year of distribution.

You will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares you hold at net asset value (as of the business date following the dividend record date), unless, upon written notice to the Advisor and completion of account information, you request to receive income dividends or capital gains distributions, or both, in cash.

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Tax Considerations. Shares of the Portfolio must be purchased through insurance company separate accounts used to fund variable life and variable annuity insurance contracts. As a result, it is anticipated that any dividend or capital gains distributions from the Portfolio will be exempt from current taxation by contract holders if left to accumulate within a variable insurance contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59½.

The tax status of your investment in the Portfolio depends upon the features of your variable life or variable annuity insurance contract. For further information, please refer to the prospectus of the insurance company separate account.

Purchase and Redemption of Shares

Shares of the Portfolio are sold only to insurance company separate accounts used to fund variable life and variable annuity insurance contracts. Purchases and redemptions of shares of the Portfolio by a separate account will be effected at the net asset value per share. (See "VALUATION OF SHARES.") Contract owners do not deal directly with the Fund with respect to the acquisition or redemption of shares of the Portfolio. Please see the offering material of the insurance company separate account for information regarding the purchase and redemption of shares of the Portfolio. When in the best interests of the Portfolio, the Portfolio may satisfy a redemption request, in whole or in part, by an in-kind distribution of Portfolio securities in lieu of cash in accordance with Rule 18f-1 under the 1940 Act. The securities that the investor receives as redemption proceeds are subject to market risk until the investor liquidates those securities, and, if the proceeds include illiquid securities, the investor will bear the risk of not being able to sell the securities at all. Investors may also incur brokerage charges and other transaction costs selling securities that are received from an in-kind distribution.

Under certain circumstances and when deemed in the best interest of the Portfolio, redemption proceeds may take up to seven calendar days to be sent after receipt of the redemption request.

REDEMPTION OF SMALL ACCOUNTS

The Fund reserves the right to redeem a shareholder's account if the value of the shares in the Portfolio is $500 or less. Before the  Fund involuntarily redeems shares from such an account and sends the proceeds to the shareholder, the Fund will give written notice of the redemption to the shareholder at least sixty days before the redemption date. The shareholder will then have sixty days from the date of the notice to make an additional investment in the Fund in order to bring the value of the shares in the account for the Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a shareholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.
Policy Regarding Excessive or Short-term Trading
The Portfolio is designed for long-term investors and is not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolio, including but not limited to market timing. Short-term or excessive trading into and out of the Portfolio can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.
In addition, the Portfolio and International Equity Underlying Funds may be more susceptible to the risks of short-term trading than other portfolios. The nature of the holdings of the Portfolio and International Equity Underlying Funds may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the price of the Portfolio's or Underlying Fund's holdings and the reflection of those changes in the Portfolio's or Underlying Fund's net asset value (called "arbitrage   market timing").   Such delays may occur because the Portfolio or its International Equity Underlying Fund, if applicable, has significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before the Portfolio and/or the International Equity Underlying Funds calculate their net asset values. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time the Portfolio or Underlying Fund calculates its net asset value. The Portfolio and Underlying Funds also may be subject to arbitrage market timing because they have significant holdings in small cap securities, which may have prices that do not accurately reflect the latest indications of value of these securities at the time the Portfolio and Underlying Funds calculate their net asset values due to, among other reasons, infrequent trading or illiquidity.  There is a possibility that arbitrage market timing may dilute the value of the Portfolio's shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices.
The Board of Directors of the Fund (the "Board") has adopted a policy (the "Trading Policy") and the Advisor and DFA Securities LLC (collectively, "Dimensional") and Dimensional's agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Fund: (i) trade activity monitoring and purchase blocking procedures; and (ii) use of fair value pricing.
The Fund, Dimensional and their agents monitor trades and flows of money in and out of the Portfolio from time to time in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. The Fund reserves the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Fund believes are made on behalf of market timers. The Fund, Dimensional and their agents reserve the right to restrict, refuse or cancel any purchase or exchange request made by an investor indefinitely if the Fund or
12

Dimensional believes that any combination of trading activity in the accounts is potentially disruptive to the Portfolio. In making such judgments, the Fund and Dimensional seek to act in a manner that is consistent with the interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor's trading history in the Portfolio, and accounts under common ownership, influence or control.
In addition to the Fund's general ability to restrict potentially disruptive trading activity as described above, the Fund also has adopted purchase blocking procedures. Under the Fund's purchase blocking procedures, where an investor has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in the Portfolio in any rolling 30 calendar day monitoring period (i.e., two "round trips"), the Fund and Dimensional intend to block the investor from making any additional purchases in that Portfolio for 90 calendar days (a "purchase block"). If implemented, a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by the Fund, Dimensional, or their agents. The Fund and Dimensional are permitted to implement a longer purchase block, or permanently bar future purchases by an investor, if they determine that it is appropriate.
Under the Fund's purchase blocking procedures, the following purchases and redemptions will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each transaction of less than $25,000; (ii) purchases and redemptions by U.S. registered investment companies that operate as fund of funds and non-U.S. investment companies that operate as fund of funds that the Fund or Dimensional, in their sole discretion, have determined are not designed and/or are not serving as vehicles for excessive short-term or other disruptive trading (in each case, the fund of funds shall agree to be subject to monitoring by Dimensional); (iii) purchases and redemptions by a feeder portfolio of a master fund's shares; (iv) systematic or automated transactions where the shareholder, financial advisor or investment fiduciary does not exercise direct control over the investment decision; (v) retirement plan contributions, loans, loan repayments and distributions (including hardship withdrawals) identified as such in the retirement plan recordkeeper's system; (vi) purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; (vii) purchases of shares with Portfolio dividends or capital gain distributions; (viii) transfers and reregistrations of shares within the same Portfolio; and (ix) transactions by 529 Plans. Notwithstanding the Fund's purchase blocking procedures, all transactions in Portfolio shares are subject to the right of the Fund and Dimensional to restrict potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).
The Fund, Dimensional or their designees will have the ability, pursuant to Rule 22c-2 under the 1940 Act, to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker dealers (together, "Intermediaries"), concerning trades placed in omnibus and other multi-investor accounts (together, "Omnibus Accounts"), in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts. The Fund, Dimensional and their designees will use the information obtained from the Intermediaries to monitor trading in the Fund and to attempt to identify shareholders in Omnibus Accounts engaged in trading that is inconsistent with the Trading Policy or otherwise not in the best interests of the Fund. The Fund, Dimensional or their designees, when they detect trading patterns in shares of the Fund that may constitute short-term or excessive trading, will provide written instructions to the Intermediary to restrict or prohibit further purchases or exchanges of shares of the Portfolio by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolio's shares (directly or indirectly through the Intermediary's account) that violate the Trading Policy.
The ability of the Fund and Dimensional to impose these limitations, including the purchase blocking procedures, on investors investing through Intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the Intermediary's cooperation in implementing the Trading Policy. Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of the Fund and Dimensional to prevent excessive short-term trading, there is no assurance that the Fund, Dimensional or their agents will be able to identify those shareholders or curtail their trading practices. The ability of the Fund, Dimensional and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.
Transactions in certain rebalancing programs and asset allocation programs, or fund-of-funds products, may be exempt from the Trading Policy subject to approval by the CCO. In addition, the purchase blocking procedures will not apply to a redemption transaction in which the Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio/Underlying Fund and the redemption is consistent with the interests of the remaining shareholders of the Portfolio/Underlying Fund.
The purchase blocking procedures of the Trading Policy do not apply to shareholders whose shares are held on the books of certain Intermediaries that have not expressly adopted procedures to implement this Policy. The Fund and Dimensional may work with Intermediaries to implement purchase blocking procedures or other procedures that the Fund and Dimensional determine are reasonably designed to achieve the objective of this Trading Policy. At the time the Intermediaries adopt these procedures, shareholders whose accounts are on the books of such Intermediaries will be subject to the Trading Policy's purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking procedures. Investors that invest in the Portfolio through an Intermediary should contact the Intermediary for information concerning the policies and procedures that apply to the investor.
As of the date of this Prospectus, the ability of the Fund and Dimensional to apply the purchase blocking procedures on purchases by all investors and the ability of the Fund and Dimensional to monitor trades through Omnibus Accounts maintained by Intermediaries may be restricted due to systems limitations of both the Fund's service providers and the Intermediaries. The Fund expects that the application of the Trading Policy as described above, including the purchase blocking procedures (subject to the limitations described above), will be able to be implemented by Intermediaries in compliance with Rule 22c-2 under the 1940 Act.

In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Portfolio and Underlying Funds. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and
13

redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under "VALUATION OF SHARES" for additional details regarding fair value pricing of the Portfolio's securities.
Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in the Portfolio may occur. The Portfolio and Underlying Funds do not knowingly accommodate excessive or disruptive trading activities, including market timing.
Valuation of Shares
The net asset value per share of the Portfolio is calculated on days that the NYSE is open for trading. The net asset value per share of the Portfolio is calculated after the close of the NYSE (normally, 4:00 p.m. ET) by dividing the total value of the Portfolio's investments and other assets less any liabilities, by the total outstanding shares of the stock of the Portfolio. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. ET.
The value of the shares of the Portfolio will fluctuate in relation to the investment experience of the Underlying Funds in which the Portfolio invests. Securities held by the Portfolio and Underlying Funds will be valued in accordance with applicable laws and procedures adopted by the Board of Directors or Trustees, and generally, as described below.
Securities held by the Portfolio and equity securities held by the Underlying Funds (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Portfolio and Underlying Funds that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP").  If there is no last reported sale price or NOCP of the day, the Portfolio and Underlying Funds value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies, such as the Underlying Funds, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.
The value of the securities and other assets of the Portfolio and Underlying Funds for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors or Trustees, as the case may be. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio and Underlying Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges.
To the extent that the Portfolio or Underlying Fund holds large numbers of securities, it is likely that it will have a larger number of securities that may be deemed illiquid and therefore must be valued pursuant to special procedures adopted by the Board of Directors or Trustees, than would a fund that holds a smaller number of securities. Portfolios that invest in small capitalization companies are more likely to hold illiquid securities than would a fund that invests in larger capitalization companies.
As of the date of this Prospectus, the Portfolio and International Equity Underlying Funds will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times before the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Portfolio and International Equity Underlying Funds are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Portfolio and International Equity Underlying Funds price their shares at the close of the NYSE, the Portfolio and International Equity Underlying Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Portfolio's and International Equity Underlying Funds' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Boards of Directors/Trustees of the Portfolio and International Equity Underlying Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Portfolio and International Equity Underlying Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Portfolio or an International Equity Underlying Fund uses fair value pricing, the values assigned to the Portfolio's or International Equity Underlying Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. The Boards of Directors/Trustees of the Portfolio and International Equity Underlying Funds monitor the operation of the method used to fair value price the Portfolio's and International Equity Underlying Funds' foreign investments.
Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Portfolio or Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio or Underlying Fund determines its net asset value per share. As a result, the sale or redemption by the Portfolio or Underlying Fund of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.
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The net asset value per share of the International Equity Underlying Funds is expressed in U.S. dollars by translating the net assets of each International Equity Underlying Fund using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Since the International Equity Underlying Funds own securities that are primarily listed on foreign exchanges which may trade on days when the Portfolio and International Equity Underlying Funds do not price their shares, the net asset values of the Portfolio and Underlying Funds may change on days when shareholders will not be able to purchase or redeem shares.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Portfolio or Underlying Fund is determined each day as of such close.
Disclosure of Portfolio Holdings
The Portfolio and each Underlying Fund generally will disclose up to its 25 largest portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio or Underlying Fund, as of the most recent month-end, online at the Advisor's public Web site, http://us.dimensional.com, within 20 days after the end of each month. The Portfolio and each Underlying Fund also generally will disclose its complete portfolio holdings (other than cash and cash equivalents), as of month-end, online at the Advisor's public Web site, 30 days following the month-end or more frequently and at different periods when authorized in accordance with the Portfolio's and Underlying Funds' policies and procedures. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolio and Underlying Funds.
Delivery of Shareholder Documents
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as "householding." The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
15

Other Available Information
You can find more information about the Fund and the Portfolio in the Fund's SAI and Annual and Semi-Annual Reports.
Statement of Additional Information. The SAI, incorporated herein by reference, supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.
Annual and Semi-Annual Reports to Shareholders. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolio in its last fiscal year.
How to get these and other materials:
•	Your investment advisor—you are a client of an investment advisor who has invested in the Portfolio on your behalf.
•	The Fund—you represent an institutional investor, registered investment advisor or other qualifying investor. Call collect at (512) 306-7400.
•	Access them on our Web site at http://us.dimensional.com.
•	Access them on the EDGAR Database in the SEC's Internet site at http://www.sec.gov.
•	Review and copy them at the SEC's Public Reference Room in Washington D.C. (phone 1-800-SEC-0330).
•
Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC's public reference room is available by calling the SEC at 1-202-551-8090.

DFA Investment Dimensions Group Inc.—Registration No. 811-3258

Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 (512) 306-7400

DFA INVESTMENT DIMENSIONS GROUP INC.

6300 Bee Cave Road, Building One, Austin, TX 78746
Telephone:  (512) 306-7400
STATEMENT OF ADDITIONAL INFORMATION

May 1, 2017

VA Equity Allocation Portfolio

INSTITUTIONAL CLASS SHARES

DFA Investment Dimensions Group Inc. ("DFAIDG" or the "Fund") is an open-end management investment company that offers ninety-nine series of shares.  This SAI relates to the Institutional Class shares of the VA Equity Allocation Portfolio (the "Portfolio").
The shares of the Portfolio are sold only to separate accounts of insurance companies in conjunction with variable life and variable annuity contracts.  This SAI is not a prospectus but should be read in conjunction with the Prospectus for the Institutional Class shares of the Portfolio, dated May 1, 2017, as amended from time to time. As of the date of this SAI, the Portfolio has not yet commenced operations. No financial information is shown for the Portfolio in the Fund's annual report for the fiscal year ended October 31, 2016. The Prospectus can be obtained by writing to the Fund at the above address or by calling the above telephone number.

TABLE OF CONTENTS

PORTFOLIO CHARACTERISTICS AND POLICIES	1
BROKERAGE TRANSACTIONS	1
INVESTMENT LIMITATIONS	2
FUTURES CONTRACTS	4
FOREIGN CURRENCY TRANSACTIONS	5
CASH MANAGEMENT PRACTICES	5
INTERFUND BORROWING AND LENDING	7
WHEN-ISSUED SECURITIES, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS	8
EXCHANGE TRADED FUNDS	8
PORTFOLIO TURNOVER RATES	8
DIRECTORS AND OFFICERS	8
SERVICES TO THE FUND	18
ADVISORY FEES	20
PORTFOLIO MANAGERS	21
GENERAL INFORMATION	23
CODE OF ETHICS	24
SHAREHOLDER RIGHTS	24
PRINCIPAL HOLDERS OF SECURITIES	24
PURCHASE AND REDEMPTION OF SHARES	25
TAXATION OF THE PORTFOLIO AND ITS SHAREHOLDERS	25
PROXY VOTING POLICIES	32
DISCLOSURE OF PORTFOLIO HOLDINGS	34
FINANCIAL STATEMENTS	36
PERFORMANCE DATA	36

PORTFOLIO CHARACTERISTICS AND POLICIES
The following information supplements the information set forth in the Prospectus of the Portfolio. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the Prospectus. This SAI relates to the Institutional Class shares of the Portfolio.
The Portfolio is a "fund of funds" that seeks to achieve its investment objective by investing in other mutual funds managed by Dimensional Fund Advisors LP (the "Underlying Funds"), although it has the ability to invest directly in securities and derivatives.  The Underlying Funds in which the Portfolio may invest include: VA U.S. Large Value Portfolio, VA U.S. Targeted Value Portfolio, U.S. Large Company Portfolio, U.S. Core Equity 1 Portfolio and DFA Real Estate Securities Portfolio (collectively, the "Domestic Equity Underlying Funds"), and VA International Value Portfolio, VA International Small Portfolio, International Core Equity Portfolio and Emerging Markets Core Equity Portfolio (collectively, the "International Equity Underlying Funds"). Each Underlying Fund other than the U.S. Large Company Portfolio is a series of the Fund.  The U.S. Large Company Portfolio is a series of Dimensional Investment Group Inc. ("DIG").
Dimensional Fund Advisors LP (the "Advisor" or "Dimensional") serves as investment advisor to the Portfolio and each Underlying Fund.  The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.  Unless otherwise indicated, the following information applies to the Portfolio and each Underlying Fund.
The Portfolio and each Underlying Fund are diversified under the federal securities laws and regulations.
Because the structure of certain Underlying Funds is based on the relative market capitalizations of eligible holdings, it is possible that those Underlying Funds might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Portfolio and issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable.
The Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act") that, under normal circumstances, at least 80% of the value of the Portfolio's net assets, plus the amount of any borrowings for investment purposes, will be invested in equity securities.  For purposes of the 80% policy, the value of the derivatives in which the Portfolio invests will be calculated in the same way that the values of derivatives are calculated when calculating the Portfolio's net asset value.  Derivative instruments are valued at market price (not notional value) and may be fair valued, for purposes of calculating the Portfolio's net asset value.  Additionally, if the Portfolio changes its non-fundamental 80% investment policy, the Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio.  For more information on the Portfolio's 80% policy, see the Portfolio's "PRINCIPAL INVESTMENT STRATEGIES" section in the Prospectus.
BROKERAGE TRANSACTIONS
The following discussion relates to the policies of the Portfolio and the Underlying Funds with respect to brokerage commissions.  The Portfolio does not incur any brokerage costs in connection with its purchase or redemption of shares of the Underlying Funds.  The Portfolio will, however, incur brokerage costs to the extent the Portfolio invests directly in securities.
Portfolio transactions will be placed with a view to receiving the best price and execution.  The Portfolio and Underlying Funds will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of securities being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view.  The Advisor monitors the performance of brokers that effect transactions for the Portfolio and Underlying Funds to determine the effect that the brokers' trading has on the market prices of the securities in which the Portfolio and Underlying Funds invest.  The Advisor also checks the rate of commission, if any, being paid by the Portfolio and Underlying Funds to their brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.  Dimensional Fund Advisors Ltd. and DFA Australia Limited also may perform these services for the Portfolio and Underlying Funds that they sub-advise.
Subject to the duty to seek to obtain best price and execution, transactions may be placed with brokers that have assisted in the sale of Portfolio shares.  The Advisor, however, pursuant to policies and procedures approved by the Boards of Directors of the Fund and DIG, is prohibited from selecting brokers and dealers to effect the Portfolio's  or Underlying Funds' portfolio securities transactions based (in whole or in part) on a broker's or dealer's promotion or sale of shares issued by the Portfolio or Underlying Fund or any other registered investment companies.
Companies eligible for purchase by the Portfolio and Underlying Funds may be thinly traded securities. The Advisor believes that it needs maximum flexibility to effect trades on a best execution basis. As deemed appropriate, the Advisor places buy and sell orders for the Portfolio and Underlying Funds with various brokerage firms that may act as principal or agent. The Advisor may also make use of direct market access and algorithmic, program or electronic trading methods. The Advisor may extensively use electronic trading systems as such systems can provide the ability to customize the orders placed and can assist in the Advisor's execution strategies.
Transactions also may be placed with brokers who provide the Advisor or the sub-advisors with investment research, such as:  reports concerning individual issuers; general economic or industry reports or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation services; trade analytics; ancillary brokerage services; and services of economic or other consultants.  The investment management agreements permit the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the accounts under its management.  Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Portfolio and Underlying Funds.
INVESTMENT LIMITATIONS
The Portfolio has adopted certain limitations which may not be changed with respect to the Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A "majority" is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio.
The Portfolio will not:
(1)
borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission (the "SEC");

(2)
make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall the Portfolio be permitted to make a loan to a natural person;

(3)
purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;

(4)
purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this limitation does not prevent the Portfolio from (i) purchasing or selling securities of companies that purchase or sell commodities or that invest in commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or transacting in other instruments, that are linked to or secured by physical or other commodities;

(5)
purchase the securities of any one issuer, if immediately after such investment, the Portfolio would not qualify as a "diversified company" as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time;

(6)	engage in the business of underwriting securities issued by others;
(7)	issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act; or
(8)
concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or securities of other investment companies).

The investment limitations set forth above only relate to the Portfolio.  The Underlying Funds may have investment limitations that are more or less restrictive than those of the Portfolio.  The investment limitations of the Underlying Funds are set forth in their respective statements of additional information.
The investment limitations described in (5) and (8) above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of other registered, open-end investment companies, such as the Underlying Funds.  In applying the investment limitations, the Portfolio will look through to the security holdings of the Underlying Funds in which it invests.
With respect to the investment limitation described in (1) above, the Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by the Portfolio.  The Portfolio does not currently intend to borrow money for investment purposes. Under the 1940 Act, an open-end investment company may borrow up to 33⅓% of its total assets (including the amount borrowed) from banks, and may borrow up to an additional 5% of its total assets, for temporary purposes, from any other person.
Although the investment limitation described in (2) above prohibits loans, the Portfolio is authorized to lend portfolio securities under the conditions and restrictions described in the Portfolio's Prospectus.  Investment limitation (2) above also does not, among other things, prevent the Portfolio from engaging in repurchase agreements, acquiring debt or loan instruments in the future or participating in an interfund lending order granted by the SEC.  The Portfolio does not intend to lend shares of Underlying Funds.
The Portfolio is required to operate in accordance with the SEC staff's current position on illiquid assets, which limits investments in illiquid assets to 15% of the Portfolio's net assets.  Pursuant to Rule 144A under the 1933 Act, the Portfolio may purchase certain unregistered (i.e., restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid assets. While maintaining oversight, the Board of Directors has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors and the Advisor will continue to monitor the liquidity of Rule 144A securities.
With respect to the investment limitation described in (7) above, the Portfolio will not issue senior securities, except that the Portfolio may borrow money as described above.  The Portfolio may also borrow money for temporary purposes, but not in excess of 5% of the Portfolio's total assets.  Further, a transaction or agreement that otherwise might be deemed to create leverage, such as a forward or futures contract, option, swap or when-issued security, delayed delivery or forward commitment transaction, will not be considered a senior security to the extent the Portfolio enters into an offsetting financial position, segregates liquid assets equal to the Portfolio's obligations arising from the transaction or otherwise "covers" the transaction in accordance with SEC positions.
For purposes of the investment limitation described in (8) above, management does not consider securities that are issued by the U.S. Government or its agencies or instrumentalities to be investments in an "industry."  However, management currently considers securities issued by a foreign government (but not the U.S. Government or its agencies or instrumentalities) to be an "industry" subject to the 25% limitation.  Thus, not more than 25% of the Portfolio's total assets will be invested in securities issued by any one foreign government or supranational organization.  The Portfolio might invest in certain securities issued by companies in a particular industry whose obligations are guaranteed by a foreign government.  Management could consider such a company to be within the particular industry and, therefore, the Portfolio will invest in the securities of such a company only if the Portfolio can do so under the Portfolio's policy of not being concentrated in any single industry.
The investment limitations described above do not prohibit the Portfolio from purchasing or selling futures contracts and options on futures contracts, to the extent otherwise permitted under the Portfolio's investment strategies.  Further, except with respect to the Portfolio's limitation on borrowing or otherwise indicated, with respect to the investment limitations described above, all limitations applicable to the Portfolio's investments apply only at the time that a transaction is undertaken.
FUTURES CONTRACTS
The Portfolio and Underlying Funds may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund.  The Portfolio and Underlying Funds, however, do not intend to sell futures contracts to establish short positions in individual securities.
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price.  Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges.  The Portfolio or Underlying Fund will be required to make a margin deposit in cash or government securities with a futures commission merchant (an "FCM") to initiate and maintain positions in futures contracts.  Minimal initial margin requirements are established by the futures exchanges and FCMs may establish margin requirements which are higher than the exchange requirements.  After a futures contract position is opened, the value of the contract is marked to market daily.  If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin to be held by the FCM will be required.  Conversely, a reduction in the required margin would result in excess margin that can be refunded to the custodial accounts of the Portfolio or Underlying Fund.  Variation margin payments may be made to and from the futures broker for as long as the contract remains open.  The Portfolio or Underlying Fund expects to earn income on its margin deposits.  The Portfolio and each Underlying Fund intend to limit their futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission ("CFTC") General Regulations Section 1.3(z)):  (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) does not exceed 5% of the liquidation value of the portfolio of the Portfolio or Underlying Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation); or (ii) the aggregate net "notional value" (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that the Portfolio or Underlying Fund has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of the portfolio of the Portfolio or Underlying Fund, after taking into account unrealized profits and unrealized losses on any such contracts that the Portfolio or Underlying Fund has entered into.
Positions in futures contracts may be closed out only on an exchange that provides a secondary market.  However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time.  Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Portfolio or Underlying Fund would continue to be required to make variation margin deposits.  In such circumstances, if the Portfolio or Underlying Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so.  Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.  Pursuant to published positions of the SEC and interpretations of the staff of the SEC, the Portfolio or Underlying Fund (or its custodian) is required to maintain segregated accounts or to segregate assets through notations on the books of the custodian, consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.  These requirements are designed to limit the amount of leverage that the Portfolio or Underlying Fund may use by entering into futures transactions.
FOREIGN CURRENCY TRANSACTIONS
The Portfolio and International Equity Underlying Funds may acquire and sell forward foreign currency exchange contracts in order to attempt to protect against uncertainty in the level of future foreign currency exchange rates.  The Portfolio and International Equity Underlying Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.  A forward foreign currency exchange contract involves an obligation to exchange two currencies at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a fixed rate set at the time of the contract.  These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.  Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.
The Portfolio and International Equity Underlying Funds may enter into a forward contract in connection with the purchase or sale of foreign equity securities, typically to "lock in" the value of the transaction with respect to a different currency.  In addition, the Portfolio and International Equity Underlying Funds may, from time to time, enter into a forward contract to transfer balances from one currency to another currency.
CASH MANAGEMENT PRACTICES
The Portfolio and Underlying Funds engage in cash management practices in order to earn income on uncommitted cash balances.  Generally, cash is uncommitted pending investment in other securities, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable.  For example, the Portfolio or an Underlying Fund may make cash investments for temporary defensive purposes during periods in which market, economic or political conditions warrant. In addition, the Portfolio and each Underlying Fund may enter into arrangements with its custodian whereby it may earn a credit on its cash balances maintained in its non-interest bearing U.S. Dollar custody cash account to be applied against fund service fees payable to the custodian or the custodian's subsidiaries for fund services provided.
The Portfolio and Underlying Funds may invest cash in the following permissible investments:

Portfolio and Underlying Funds	Permissible Cash Investments*	Percentage Guidelines**
VA Equity Allocation Portfolio	Short-term repurchase agreements; fixed income obligations, such as money market instruments; highly liquid debt securities; freely convertible currencies; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

VA U.S. Large Value Portfolio VA U.S. Targeted Value Portfolio	Short-term repurchase agreements; high quality, highly liquid fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

VA International Value Portfolio VA International Small Portfolio	Short-term repurchase agreements; fixed income obligations, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

VA International Small Portfolio	Short-term repurchase agreements; fixed income obligations, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

Non-VA Underlying Funds	Permissible Cash Investments*	Percentage Guidelines**
U.S. Large Company Portfolio	Short-term repurchase agreements; short-term fixed income obligations; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	5%

U.S. Core Equity 1 Portfolio International Core Equity Portfolio	Short-term repurchase agreements; high quality, highly liquid fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

DFA Real Estate Securities Portfolio	Short-term repurchase agreements; fixed income obligations, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

Portfolio and Underlying Funds	Permissible Cash Investments*	Percentage Guidelines**
Emerging Markets Core Equity Portfolio	Short-term repurchase agreements; money market instruments; highly liquid debt securities; freely convertible currencies; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

*
With respect to fixed income instruments, except in connection with corporate actions, the Portfolio and Underlying Funds will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor.

**	The percentage guidelines set forth above are not absolute limitations, but the Portfolio and Underlying Funds do not expect to exceed these guidelines under normal circumstances.
***	Investments in money market mutual funds may involve duplication of certain fees and expenses.

INTERFUND BORROWING AND LENDING
The DFA Fund Complex (defined below) has received exemptive relief from the SEC which permits the registered investment companies to participate in an interfund lending program among portfolios and series managed by the Advisor (the "Portfolios/Series") (portfolios that operate as feeder portfolios do not participate in the program). The interfund lending program allows the participating Portfolios/Series to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of the participating Portfolios/Series, including the following: (1) no Portfolio/Series may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating Portfolios/Series under a loan agreement; and (2) no Portfolio/Series may lend money through the program unless it receives a more favorable return than that available from an investment in overnight repurchase agreements or the yield of any money market fund in which the Portfolio/Series could invest. In addition, a Portfolio/Series may participate in the program only if and to the extent that such participation is consistent with its investment objectives, policies and limitations. Interfund loans and borrowings have a maximum duration of seven days and loans may be called on one business day's notice.

A participating Portfolio/Series may not lend to another Portfolio/Series under the interfund lending program if the interfund loan would cause its aggregate outstanding interfund loans to exceed 15% of its current net assets at the time of the loan.  Interfund loans by a Portfolio/Series to any one Portfolio/Series may not exceed 5% of net assets of the lending Portfolio/Series.

The restrictions discussed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending Portfolio/Series and the borrowing Portfolio/Series. However, no borrowing or lending activity is without risk. If a Portfolio/Series borrows money from another Portfolio/Series, there is a risk that the interfund loan could be called on one business day's notice or not renewed, in which case the Portfolio/Series may have to borrow from a bank at higher rates if an interfund loan were not available from another Portfolio/Series. A delay in repayment to a lending Portfolio/Series could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing Portfolio/Series could be unable to repay the loan when due.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS
The Portfolio and Underlying Funds may purchase eligible securities or sell securities they are entitled to receive on a when-issued basis.  When purchasing securities on a when-issued basis, the price or yield is agreed to at the time of purchase, but the payment and settlement dates are not fixed until the securities are issued.  It is possible that the securities will never be issued and the commitment cancelled.  In addition, the Portfolio and Underlying Funds may purchase or sell eligible securities for delayed delivery or on a forward commitment basis where the Portfolio or Underlying Fund contracts to purchase or sell such securities at a fixed price at a future date beyond the normal settlement time.  The Portfolio and Underlying Funds may renegotiate a commitment or sell a security it has committed to purchase prior to the settlement date, if deemed advisable.

While the payment obligation and, if applicable, interest rate are set at the time the Portfolio or Underlying Fund enters into when-issued, delayed delivery, or forward commitment transactions, no interest or dividends accrue to the purchaser prior to the settlement date.  In addition, the value of a security purchased or sold is subject to market fluctuations and may be worth more or less on the settlement date than the price the Portfolio or Underlying Fund committed to pay or receive for the security.  The Portfolio or Underlying Fund will lose money if the value of a purchased security falls below the purchase price and the Portfolio or Underlying Fund will not benefit from the gain if a security sold appreciates above the sales price during the commitment period.

When entering into a commitment to purchase a security on a when-issued, delayed delivery, or forward commitment basis, the Portfolio and Underlying Funds will segregate cash and/or liquid assets and will maintain such cash and/or liquid assets in an amount equal in value to such commitments.
EXCHANGE TRADED FUNDS
The Portfolio and Underlying Funds may invest in Exchange Traded Funds ("ETFs") and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity.
An ETF is an investment company classified as an open-end investment company or unit investment trust that is traded similar to a publicly traded company.  ETFs in which the Portfolio and Underlying Funds invest are passively managed and attempt to track or replicate a desired index, such as a sector, market or global segment.  The risks and costs of investing in ETFs are comparable to investing in a publicly traded company.  The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index.  The risk of not correlating to the index is an additional risk to the investors of ETFs.  When the Portfolio or an Underlying Fund invests in an ETF, shareholders of the Portfolio or Underlying Fund bear their proportionate share of the underlying ETF's fees and expenses.
PORTFOLIO TURNOVER RATES
Generally, securities will be purchased by the Portfolio and Underlying Funds with the expectation that they will be held for longer than one year.  In addition, variations in turnover rates occur because securities are sold when, in the Advisor's judgment, the return will be increased as a result of portfolio transactions after taking into account the cost of trading.
DIRECTORS AND OFFICERS
Directors
Organization of the Board
The Board of Directors of the Fund (the "Board") is responsible for establishing the Fund's policies and for overseeing the management of the Fund.  The Board of Directors elects the officers of the Fund, who, along with third party service providers, are responsible for administering the day-to-day operations of the Fund.  As of the date of this SAI, the Board of Directors of the Fund is comprised of two interested Directors and six disinterested Directors.  Effective June 1, 2017, an additional disinterested Director will be added to the Board.  David G. Booth, an interested Director, is Chairman of the Board. The disinterested Directors of the Board designated Myron S. Scholes as the lead disinterested Director.  As the lead disinterested Director, Mr. Scholes, among other duties: acts as a principal contact for management for communications to the disinterested Directors in between regular Board meetings; assists in the coordination and preparation of quarterly Board meeting agendas; raises and discusses issues with counsel to the disinterested Directors; raises issues and discusses ideas with management on behalf of the disinterested Directors in between regular meetings of the Board; and chairs executive sessions and separate meetings of the disinterested Directors (other than Committee meetings, which are chaired by the respective Committee Chairperson). The existing Board structure for the Fund also provides the disinterested Directors with adequate influence over the governance of the Board and the Fund, while also providing the Board with the invaluable insight of the two interested Directors, who, as both officers of the Fund and the Advisor, participate in the day-to-day management of the Fund's affairs, including risk management.
The agenda for each quarterly meeting of the Board is provided at least two weeks prior to the meeting to the disinterested Directors in order to provide the Directors with the opportunity to contact Fund management and/or the disinterested Directors' independent counsel regarding agenda items.  In addition, the disinterested Directors regularly communicate with Mr. Booth regarding items of interest to them in between regularly scheduled meetings of the Board.  The Board of the Fund meets in person at least four times each year and by telephone at other times.  At each in-person meeting, the disinterested Directors meet in executive session with their independent counsel to discuss matters outside the presence of management.
The Board has three standing committees.  The Audit Committee and Nominating Committee are composed entirely of disinterested Directors.  As described below, through these Committees, the disinterested Directors have direct oversight of the Fund's accounting and financial reporting policies and the selection and nomination of candidates to the Fund's Board.  The Investment Strategy Committee (the "Strategy Committee") consists of both interested and disinterested Directors.  The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance.
The Board's Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith.  The Audit Committee for the Board oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board.  The Audit Committee for the Board recommends the appointment of the Fund's independent registered public accounting firm and also acts as a liaison between the Fund's independent registered public accounting firm and the full Board.  There were two Audit Committee meetings held for the Fund during the fiscal year ended October 31, 2016.
The Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Edward P. Lazear, Myron S. Scholes and Abbie J. Smith.  The Nominating Committee for the Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full board.  The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers.  The Nominating Committee did not meet during the fiscal year ended October 31, 2016.
The Strategy Committee is comprised of John P. Gould, Edward P. Lazear, Myron S. Scholes and Eduardo A. Repetto.  At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Fund, and discusses and recommends possible enhancements to the portfolios' investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund.  There were three Strategy Committee meetings held for the Fund during the fiscal year ended October 31, 2016.
The Board of the Fund, including all of the disinterested Directors, oversees and approves the contracts of the third party service providers that provide advisory, administrative, custodial and other services to the Fund.

Board Oversight of Risk Management
The Board, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular board meetings, through regular reports that have been developed by Fund management and the Advisor.  These reports address certain investment, valuation and compliance matters.  The Board also may receive special written reports or presentations on a variety of risk issues, either upon the Board's request or upon the initiative of the Advisor.  In addition, the Audit Committee of the Board meets regularly with management of the Advisor to review reports on the Advisor's examinations of functions and processes that affect the Fund.
With respect to investment risk, the Board receives regular written reports describing and analyzing the investment performance of the Fund's portfolios.  The Board discusses these reports and the portfolios' performance and investment risks with management of the Advisor at the Board's regular meetings.  The Investment Committee of the Advisor meets regularly to discuss a variety of issues, including the impact that the investment in particular securities or instruments, such as derivatives, may have on the portfolios.  To the extent that the Investment Committee of the Advisor decides to materially change an investment strategy or policy of a portfolio and such change could have a significant impact on the portfolio's risk profile, the Advisor will present such change to the Board for their approval.
With respect to valuation, the Advisor and the Fund's administrative and accounting agent provide regular written reports to the Board that enables the Board to review fair valued securities in a particular portfolio.  Such reports also include information concerning illiquid and any worthless securities held by each portfolio.  In addition, the Fund's Audit Committee reviews valuation procedures and pricing results with the Fund's independent registered public accounting firm in connection with such Committee's review of the results of the audit of each portfolio's year-end financial statements.
With respect to compliance risks, the Board receives regular compliance reports prepared by the Advisor's compliance group and meets regularly with the Fund's Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks.  As required under SEC rules, the disinterested Directors meet  in executive session with the CCO, and the Fund's CCO prepares and presents an annual written compliance report to the Board.  The Fund's Board adopts compliance policies and procedures for the Fund and receives information about the compliance procedures in place for the Fund's service providers.  The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.
The Advisor periodically provides information to the Board relevant to enterprise risk management describing the way in which certain risks are managed at the complex-wide level by the Advisor.  Such presentations include areas such as counter-party risk, material fund vendor or service provider risk, investment risk, reputational risk, personnel risk and business continuity risk.
Director Qualifications
When a vacancy occurs on the Board, the Nominating Committee of the Board evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers.  The Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if a vacancy occurs among Board members.  A Qualifying Fund Shareholder is a shareholder, or group of shareholders, that:  (i) owns of record, or beneficially through a financial intermediary, 5% or more of the Fund's outstanding shares, and (ii) has owned such shares for 12 months or more prior to submitting the recommendation to the Committee.  Such recommendations shall be directed to the Secretary of the Fund at 6300 Bee Cave Road, Building One, Austin, TX 78746.  The Qualifying Fund Shareholder's letter should include:  (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each portfolio of the Fund that are owned of record and beneficially by such Qualifying Fund Shareholder, and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v)

the nominee's resume or curriculum vitae.  The Qualifying Fund Shareholder's letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.  The Committee also may seek such additional information about the nominee as the Committee considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of Board members.
The Nominating Committee of the Board believes that it is in the best interests of the Fund and its shareholders to obtain highly-qualified individuals to serve as members of the Board.  The Fund's Board believes that each Director currently serving on the Board has the experience, qualifications, attributes and skills to allow the Board to effectively oversee the management of the Fund and protect the interests of shareholders.  The Board noted that each Director had professional experience in areas of importance for investment companies.  The Board considered that each disinterested Director held an academic position in the areas of finance, economics or accounting.  The Board also noted that John P. Gould, Myron S. Scholes and Abbie J. Smith each had experience serving as a director on the boards of operating companies and/or other investment companies.  In addition, the Board considered that David G. Booth and Eduardo A. Repetto contributed valuable experience due to their positions with the Advisor.  Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director's experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.
Disinterested Directors
Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director	Since 1983	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	126 portfolios in 4 investment companies	None
John P. Gould University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1939	Director	Since 1986
Steven G. Rothmeier Professor and Distinguished Service Professor of Economics, University of Chicago Booth School of Business (since 1965). Member and Chair, Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004).
				126 portfolios in 4 investment companies	Trustee, Harbor Funds (registered investment company) (29 portfolios) (1994-2014).
Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 1943	Director	Since 1981
Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006 - 2016).
				126 portfolios in 4 investment companies	None

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Edward P. Lazear Stanford University Graduate School of Business Knight Management Center, E346 Stanford, CA 94305 1948	Director	Since 2010
Distinguished Visiting Fellow, Becker Friedman
Institute for Research in Economics, University of
Chicago (since 2015). Morris Arnold Cox Senior Fellow, Hoover Institution (since 2002). Jack Steele Parker Professor of Human Resources Management and Economics, Graduate School of Business, Stanford University (since 1995). Cornerstone Research (expert testimony and economic and financial analysis) (since 2009).
				126 portfolios in 4 investment companies	None
Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director	Since 1981	Chief Investment Strategist, Janus Capital Group Inc. (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	126 portfolios in 4 investment companies	Formerly, Adviser, Kuapay, Inc. (2013-2014). Formerly, Director, American Century Fund Complex (registered investment companies) (43 Portfolios) (1980-2014).
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	Since 2000	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980).	126 portfolios in 4 investment companies
Lead Director (beginning May 2014) and Director (since 2000), HNI Corporation (formerly known as HON Industries Inc.) (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (4 investment companies within the fund complex) (30 portfolios) (since 2009).

Effective June 1, 2017, Douglas W. Diamond will be added as a disinterested Director of the Fund.  Below is information about Mr. Diamond.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Douglas W. Diamond University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	Since June 2017
Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Visiting Scholar, Federal Reserve Bank of Richmond (since 1990).  Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015 to 2016).
				126 portfolios in 4 investment companies	None

Interested Directors
The following interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the 1940 Act, due to their positions with the Advisor.
Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	Since 1981
Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund ("DEM"), DFAIDG, Dimensional Investment Group Inc. ("DIG") and The DFA Investment Trust Company ("DFAITC").  Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC. Director of Dimensional Fund Advisors Ltd. (since 2002), DFA Australia Limited (since 1994), Dimensional Advisors Ltd. (since 2012), Dimensional Funds plc (since 2006) and Dimensional Funds II plc (since 2006).  Chairman and Director (since 2009) and Co-Chief Executive Officer (since 2010) of Dimensional Fund Advisors Canada ULC. Director and President of Dimensional Japan Ltd. (since 2012). Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (since 2010). Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014) and Limited Partner, VSC Investors, LLC (2007 to 2015).
				126 portfolios in 4 investment companies	None
Eduardo A. Repetto 6300 Bee Cave Road, Building One Austin, TX 78746 1967	Director, Co-Chief Executive Officer and Co-Chief Investment Officer	Since 2009
Co-Chief Executive Officer (beginning January 2010), Co-Chief Investment Officer (since June 2014), Director, and formerly, Chief Investment Officer (March 2007 - June 2014) of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC, DEM, DFAIDG, DIG and DFAITC (collectively, the "DFA Entities").  Director, Co-Chief Executive Officer and Chief Investment Officer (since 2010) of Dimensional Cayman Commodity Fund I Ltd.  Director, Co-Chief Executive Officer, President and Co-Chief Investment Officer of Dimensional Fund Advisors Canada ULC and formerly, Chief Investment Officer (until April 2014). Co-Chief Investment Officer, Vice President, and Director of DFA Australia Limited and formerly, Chief Investment Officer (until April 2014). Director of Dimensional Fund Advisors Ltd., Dimensional Funds plc, Dimensional Funds II plc and Dimensional Advisors Ltd.  Formerly, Vice President of the DFA Entities and Dimensional Fund Advisors Canada ULC. Director (since December 2012) and Co-Chief Investment Officer (since February 2016), and formerly, Chief Investment Officer (December 2012 – February 2016) of Dimensional Japan Ltd.
				126 portfolios in 4 investment companies	None

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.
[2]
Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include:  DFAIDG; DIG; DFAITC; and DEM.  Each disinterested Director (excluding Douglas W. Diamond) currently also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor's affiliate, Dimensional Fund Advisors Canada ULC.

14

Information relating to each Director's ownership (including the ownership of his or her immediate family) in the Portfolio and in all registered investment companies in the DFA Fund Complex as of December 31, 2016, is set forth in the chart below.  Because the Portfolio had not commenced operations prior to the date of this SAI, the Directors do not own any shares of the Portfolio. Douglas W. Diamond will be appointed to each Board of the DFA Fund Complex effective June 1, 2017.  Mr. Diamond did not own any shares in the registered investment companies in the DFA Fund Complex as of December 31, 2016.
Name	Dollar Range of Portfolio Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None Directly; Over $100,000 in Simulated Funds**
John P. Gould	None	$10,001-$50,000; Over $100,000 in Simulated Funds **
Roger G. Ibbotson	None	Over $100,000; Over $100,000 in Simulated Funds**
Edward P. Lazear	None	None Directly; Over $100,000 in Simulated Funds**
Myron S. Scholes	None	Over $100,000; Over $100,000 in Simulated Funds**
Abbie J. Smith	None	None Directly; Over $100,000 in Simulated Funds **
Interested Directors:
David G. Booth	None	Over $100,000
Eduardo A. Repetto	None	Over $100,000

** As discussed below, the compensation to certain of the disinterested Directors may be in amounts that correspond to a hypothetical investment in a cross-section of the DFA Funds.  Thus, the disinterested Directors who are so compensated experience the same investment returns that are experienced by shareholders of the DFA Funds although the disinterested Directors do not directly own shares of the DFA Funds.
Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended October 31, 2016 and the total compensation received from all four registered investment companies for which the Advisor served as investment advisor during that same fiscal year.  The table also provides the compensation paid by the Fund to the Fund's Chief Compliance Officer for the fiscal year ended October 31, 2016.  Douglas W. Diamond will be appointed to each Board of the DFA Fund Complex effective June 1, 2017.  Accordingly, he did not receive any compensation for the fiscal year ended October 31, 2016 .
Name and Position	Aggregate Compensation from the Fund*	Pension or Retirement Benefits as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund and DFA Fund Complex Paid to Directors†
George M. Constantinides Director	$206,151	N/A	N/A	$300,000
John P. Gould Director	$206,151	N/A	N/A	$300,000
Roger G. Ibbotson Director	$219,983	N/A	N/A	$320,000

Name and Position	Aggregate Compensation from the Fund*	Pension or Retirement Benefits as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund and DFA Fund Complex Paid to Directors†
Edward P. Lazear Director	$206,151	N/A	N/A	$300,000
Myron S. Scholes Lead Independent Director	$274,751	N/A	N/A	$400,000
Abbie J. Smith Director	$206,151	N/A	N/A	$300,000
Christopher S. Crossan Chief Compliance Officer	$290,854	N/A	N/A	N/A

† The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory and administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

* Under a deferred compensation plan (the "Plan") adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the "DFA Funds").  Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the "Reference Funds" or "Simulated Funds").  The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds.  Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director.  The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended October 31, 2016 is as follows: $320,000 (Mr. Ibbotson) and $300,000 (Mr. Lazear).  A disinterested Director's deferred compensation will be distributed at the earlier of:  (a) January in the year after the disinterested Director's resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified.  The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.
Officers
Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund.  The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746.  Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.
Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001
Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong Kong Limited.  Director, Vice President and Assistant Secretary of Dimensional Fund Advisors Canada ULC.

David P. Butler 1964	Co-Chief Executive Officer	Since 2017
Co-Chief Executive Officer (since 2017), and formerly, Vice President (October 2007 to 2017), of all the DFA Entities.  Head of Global Financial Advisor Services (since October 2007) for Dimensional Fund Advisors LP.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Stephen A. Clark 1972	Executive Vice President	Since 2017
Executive Vice President (since March 2017) and formerly, Vice President (2004 to March 2017), of all the DFA Entities. Director and Vice President (since February 2016) of Dimensional Japan Ltd.  President and Director (since February 2016) of Dimensional Fund Advisors Canada ULC. Vice President (since April 2008) and Director (since October 2016) of DFA Australia Limited.  Director (since April 2016) of Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd., and Dimensional Hong Kong Limited.  Vice President (since June 2016) of Dimensional Fund Advisors Pte. Ltd.  Head of Global Institutional Services (since January 2014) for Dimensional Fund Advisors LP. Formerly, Vice President (December 2010 – February 2016) of Dimensional Fund Advisors Canada ULC; and Head of Institutional, North America (March 2012 to December 2013) for Dimensional Fund Advisors LP.

Christopher S. Crossan 1965	Vice President and Global Chief Compliance Officer	Since 2004
Vice President and Global Chief Compliance Officer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.  Chief Compliance Officer and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC (since October 2006 and March 2015, respectively), Chief Compliance Officer of Dimensional Fund Advisors Pte. Ltd. (since October 2012) and Dimensional Japan Ltd. (since February 2017).  Formerly, Vice President and Global Chief Compliance Officer (October 2010 – 2014) for Dimensional SmartNest (US) LLC.

(Michael) Sam Gilliland 1962	Executive Vice President	Since 2017
Executive Vice President and Chief Operating Officer of the DFA Fund Complex (since March 2017).  Executive Vice President (since February 2017), Senior Advisor and Chief Operating Officer (since February 2016) of Dimensional Funds Advisors LP, Dimensional Holdings Inc. and Dimensional Investment LLC.  Executive Vice President (since February 2017) of DFA Securities LLC.  Director of Dimensional Advisors Ltd. (since February 2017), Dimensional Hong Kong Limited (since February 2017) and DFA Australia Limited (since October 2016).  Formerly, Consultant for MSG Consulting (August 2013 – February 2017), and Chairman and Chief Executive Officer of Sabre Holdings (December 2003 – August 2013).

Gregory K. Hinkle 1958	Vice President, Chief Financial Officer, and Treasurer	Since 2015
Vice President, Chief Financial Officer, and Treasurer of all the DFA Entities.  Chief Financial Officer, Treasurer and Vice President of Dimensional Advisors Ltd., Dimensional Fund Advisors Ltd., Dimensional Hong Kong Limited, Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Canada ULC, Dimensional Fund Advisors Pte. Ltd and DFA Australia Limited.  Director (since August 2016) for Dimensional Funds plc and Dimensional Funds II plc. Formerly, interim Chief Financial Officer and interim Treasurer  of all the DFA Entities (April 2016 – September 2016); interim Chief Financial Officer and interim Treasurer (April 2016 – July 2016) of Dimensional Fund Advisors LP, Dimensional Fund Advisors Ltd., DFA Australia Limited, Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd, Dimensional Hong Kong Limited, Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Canada ULC; Controller (August 2015 – September 2016) of all the DFA Entities; Controller (August 2015 – July 2016) Dimensional Fund Advisors LP; Vice President of T. Rowe Price Group, Inc. and Director of Investment Treasury and Treasurer of the T. Rowe Price Funds (March 2008 – July 2015).

Jeff J. Jeon 1973	Vice President and Assistant Secretary	Vice President since 2004 and Assistant Secretary since 2017	Vice President and Assistant Secretary (since 2004 and March 2017, respectively) of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd.
Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Catherine L. Newell 1964	President and General Counsel	Since 2017
President and General Counsel (since March 2017), and formerly, Vice President and Secretary (1997 and 2000, respectively, to March 2017), of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited and Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively).  Vice President and Secretary of Dimensional Fund Advisors Canada ULC (since June 2003), Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan Ltd (since February 2012), Dimensional Advisors Ltd (since March 2012) and Dimensional Fund Advisors Pte. Ltd. (since June 2012).  Director of Dimensional Funds plc and Dimensional Funds II plc (since 2002 and 2006, respectively).  Director of Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong Kong Limited (since August 2012 and July 2012).  Formerly, Vice President and Secretary (October 2010 – November 2014) of Dimensional SmartNest (US) LLC.

Selwyn Notelovitz 1961	Vice President and Deputy Chief Compliance Officer	Since 2013	Vice President and Deputy Chief Compliance Officer of all the DFA Entities. Deputy Chief Compliance Officer (since December 2012) of Dimensional Fund Advisors LP.
Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017	Vice President and Secretary (since 2010 and March 2017, respectively) of all the DFA Entities, Dimensional Cayman Commodity Fund I Ltd., and Dimensional Fund Advisors Canada ULC (since April 2016).
Gerard K. O'Reilly 1976	Executive Vice President and Co-Chief Investment Officer	Executive Vice President since 2017 and Co-Chief Investment Officer since 2014
Executive Vice President and Co-Chief Investment Officer (since March 2017 and June 2014, respectively), and formerly, Vice President (January 2007 to March 2017), of all the DFA Entities and Dimensional Fund Advisors Canada ULC. Co-Chief Investment Officer (since February 2016) of Dimensional Japan Ltd.  Co-Chief Investment Officer (since April 2014) of Dimensional Fund Advisors Canada ULC, DFA Australia Limited, DFA Securities LLC, Dimensional Fund Advisors LP, and Dimensional Holdings LLC. Director (since August 2014) of Dimensional Funds plc and Dimensional Fund II plc.

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.
Because the Portfolio had not commenced operations prior to the date of this SAI, the Directors and officers as a group owned less than 1% of the outstanding shares of the Portfolio as of the date of this SAI.
SERVICES TO THE FUND
Administrative Services
State Street Bank and Trust Company ("State Street"), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services, dividend disbursing and transfer agent for the Portfolio and Underlying Funds.  The services provided by State Street are subject to supervision by the executive officers and the Boards of Directors of DFAIDG and DIG, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services.  For the administrative and accounting services provided by State Street, the Portfolio (except with respect to its investments in the Underlying Funds) and Underlying Funds pay State Street annual fees that are calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:
.0063% of the Fund Complex's first $150 billion of average net assets;

.0051% of the Fund Complex's next $50 billion of average net assets; and
.0025% of the Fund Complex's average net assets in excess of $200 billion.
The fees charged to the Portfolio or an Underlying Fund under the fee schedule are allocated to the Portfolio or Underlying Fund based on the Portfolio's or Underlying Fund's pro-rata portion of the aggregate average net assets of the Fund Complex.
The Portfolio also pays separate fees to State Street with respect to the services State Street provides as transfer agent and dividend disbursing agent.
Custodian
Citibank, N.A., 111 Wall Street, New York, NY, 10005, serves as the custodian for the Portfolio.  The custodian maintains a separate account or accounts for the Portfolio; receives, holds, and releases portfolio securities on account of the Portfolio; makes receipts and disbursements of money on behalf of the Portfolio; and collects and receives income and other payments and distributions on account of the Portfolio's portfolio securities.
Distributor
The Fund's shares are distributed by DFA Securities LLC (formerly, DFA Securities Inc.) ("DFAS"), a wholly-owned subsidiary of the Advisor.  DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority.  The principal business address of DFAS is 6300 Bee Cave Road, Austin, TX 78746.
DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund's shares.  Pursuant to the Distribution Agreement with the Fund, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered.  No sales charges are paid by investors or the Fund.  No compensation is paid by the Fund to DFAS under the Distribution Agreement.
Legal Counsel
Stradley Ronon Stevens & Young, LLP serves as legal counsel to the Fund.  Its address is 2600 One Commerce Square, Philadelphia, PA  19103-7098.
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP ("PwC") is the independent registered public accounting firm for the Fund and audits the annual financial statements of the Fund.  PwC's address is Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042.
Investment Management
Dimensional Fund Advisors LP, located at 6300 Bee Cave Road, Building One, Austin, TX 78746, serves as investment advisor to the Portfolio and each Underlying Fund.  Pursuant to an Investment Management Agreement with the Portfolio and each Underlying Fund, the Advisor is responsible for the management of their respective assets.
Pursuant to a Sub-Advisory Agreement with the Advisor, DFA Australia Limited ("DFA Australia"), Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia, has the authority and responsibility to select brokers and dealers to execute securities transactions for the Portfolio. DFA Australia's duties include the maintenance of a trading desk for the Portfolio and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of the Portfolio, and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by the Portfolio and may delegate this task, subject to its own review, to DFA Australia. DFA Australia maintains and furnishes to the Advisor information and reports on securities of international companies, including its recommendations of securities to be added to the securities that are eligible for purchase by the Portfolio as well as making recommendations and elections on corporate actions. In rendering investment management services to the Advisor with respect to the Portfolio, DFA Australia expects to use the resources of certain participating affiliates of DFA Australia. Such participating affiliates are providing such services to DFA Australia pursuant to conditions provided in no-action relief granted by the staff of the SEC allowing registered investment advisers to use portfolio management, research and trading resources of advisory affiliates subject to the supervision of a registered adviser.
Pursuant to a Sub-Advisory Agreement with the Advisor, Dimensional Fund Advisors Ltd. ("DFAL"), 20 Triton Street, Regent's Place, London, NW13BF, United Kingdom, a company that is organized under the laws of England, has the authority and responsibility to select brokers or dealers to execute securities transactions for the Portfolio. DFAL's duties include the maintenance of a trading desk for the Portfolio and the determination of the best and most efficient means of executing securities transactions.  On at least a semi-annual basis, the Advisor reviews the holdings of the Portfolio and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by the Portfolio and may delegate this task, subject to its own review, to DFAL.  DFAL maintains and furnishes to the Advisor information and reports on securities of United Kingdom and European equity market companies, including its recommendations of securities to be added to the securities that are eligible for purchase by the Portfolio as well as making recommendations and elections on corporate actions. DFAL is a member of the Financial Conduct Authority, a self-regulatory organization for investment managers operating under the laws of England.
The Advisor or its affiliates may provide certain non-advisory services (such as data collection or other consulting services) to broker-dealers or investment advisers that may be involved in the distribution of the Portfolio or other mutual funds advised by the Advisor ("DFA Advised Funds") or who may recommend the purchase of such DFA Advised Funds for their clients. The Advisor or its affiliates also may provide historical market analysis, risk/return analysis, and continuing education to investment advisers (some of whom may be dual registered investment advisers/broker-dealers) as well as educational speakers and facilities for investment adviser conferences.  The Advisor or its affiliates may pay a fee to attend, speak at or assist in sponsoring such conferences or pay travel accommodations of certain participants attending an investment adviser sponsored conference. Sponsorship of investment adviser and/or broker-dealer events by the Advisor may include direct payments to vendors or reimbursement of expenses incurred by investment advisers and/or broker-dealers in connection with hosting educational, training, customer appreciation, or other events for broker-dealers and/or investment advisors or their customers. Dimensional personnel may or may not be present at such events. At the request of a client or potential client, the Advisor or its affiliates may also refer such client to one or more such investment advisers. Any such services or arrangements may give such broker-dealers and investment advisers an incentive to recommend DFA Advised Funds to their clients in order to receive such non-advisory services from the Advisor or its affiliates.  However, the provision of these services by the Advisor or its affiliates is not dependent on the amount of DFA Advised Funds sold or recommended by such broker-dealers or investment advisers.
ADVISORY FEES
David G. Booth, as a director and officer of the Advisor and shareholder of the Advisor's general partner, and Rex A. Sinquefield, as a shareholder of the Advisor's general partner, acting together, could be deemed controlling persons of the Advisor.  Mr. Booth also serves as Director and officer of the Fund.  For the services it provides as investment advisor to the Portfolio, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio.  Each class of the Portfolio pays its proportionate share of the fees paid by the Portfolio to the Advisor based on the average net assets of the classes.  As a shareholder of the Underlying Funds, the Portfolio pays its proportionate shares of the management fees paid to the Advisor by the Underlying Funds. As of the date of this SAI, the Portfolio has not commenced operations, so the Portfolio has not paid any management fees.
Pursuant to a Fee Waiver and Expense Assumption Agreement (the "Fee Waiver Agreement") for the Portfolio, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of

0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in The DFA Short Term Investment Fund.  In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.  At any time that the Portfolio's annualized Portfolio Expenses are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount. The Portfolio will not reimburse the Advisor for fees previously waived and/or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.
PORTFOLIO MANAGERS
In accordance with the team approach used to manage the Portfolio, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee.  The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolio based on the parameters established by the Investment Committee.  Joseph H. Chi, Jed. S. Fogdall and Allen Pu coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of the Portfolio.
Other Managed Accounts
In addition to the Portfolio, each portfolio manager manages (i) other U.S. registered investment companies advised or sub-advised by the Advisor, (ii) other pooled investment vehicles that are not U.S. registered mutual funds and (iii) other accounts managed for organizations and individuals.  The following table sets forth information regarding the total accounts for which each portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities:

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of January 31, 2017
Joseph H. Chi
• 140 U.S. registered mutual funds with $318,103 million in total assets under management.
• 58 unregistered pooled investment vehicles with $14,136 million in total assets under management, of which 1 account with $211 million in assets may be subject to a performance fee.
• 84 other accounts with $29,621 million in total assets under management, of which 6 accounts with $2,728 million in assets may be subject to a performance fee.

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of January 31, 2017
Jed S. Fogdall
• 140 U.S. registered mutual funds with $318,103 million in total assets under management.
• 58 unregistered pooled investment vehicles with $14,136 million in total assets under management, of which 1 account with $211 million in assets may be subject to a performance fee.
• 84 other accounts with $29,621 million in total assets under management, of which 6 accounts with $2,728 million in assets may be subject to a performance fee.

Allen Pu
• 40 U.S. registered mutual funds with $58,953 million in total assets under management.
• 21 unregistered pooled investment vehicles with $3,505 million in total assets under management.
• 25 other accounts with $3,326 million in total assets under management.

Description of Compensation Structure
Portfolio managers receive a base salary and bonus.  Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager's experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors.  The compensation of portfolio managers is not directly based upon the performance of the Portfolio or other accounts that the portfolio managers manage.  The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as its Compensation Committee deems necessary to reflect changes in the market.  Each portfolio manager's compensation consists of the following:
•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager's base salary.
•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.
Portfolio managers may be awarded the right to purchase restricted shares of the stock of the Advisor, as determined from time to time, by the Board of Directors of the Advisor or its delegates.  Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.
In addition, portfolio managers may be given the option of participating in the Advisor's Long Term Incentive Plan.  The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations.  Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.
Potential Conflicts of Interest
Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one Portfolio/Underlying Fund and other accounts.  Other accounts include registered mutual funds (other than the Portfolio and Underlying Funds), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals ("Accounts").  An Account may have similar investment objectives to the Portfolio/Underlying Fund, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by the Portfolio/Underlying Fund.  Actual or apparent conflicts of interest include:
•
Time Management.  The management of the Portfolio/Underlying Funds and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of the Portfolio/Underlying Funds and/or Accounts.  The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most Accounts managed by a portfolio manager are managed using the same investment approaches that are used in connection with the management of the Portfolio/Underlying Funds.
•
Investment Opportunities.  It is possible that at times identical securities will be held by more than one Portfolio/Underlying Fund and/or Account.  However, positions in the same security may vary and the length of time that any Portfolio/Underlying Fund or Account may choose to hold its investment in the same security may likewise vary.  If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Portfolio/Underlying Fund or Account, the Portfolio/Underlying Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Portfolios/Underlying Funds and Accounts.  To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple Portfolios/Underlying Funds and Accounts.

•
Broker Selection.  With respect to securities transactions for the Portfolio/Underlying Funds, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction.  However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker.  In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for the Portfolio/Underlying Fund and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolio/Underlying Fund or the Account.

•
Performance-Based Fees.  For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee.  These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

•
Investment in an Account.  A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to the Portfolio or other Accounts for which he or she has portfolio management responsibilities.

The Advisor, DFAIDG and DIG have adopted certain compliance procedures that are reasonably designed to address these types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.
Investments in the Portfolio
Because the Portfolio had not commenced operations prior to the date of this SAI, the portfolio managers did not own any shares of the Portfolio as of the date of this SAI.
GENERAL INFORMATION
DFAIDG was incorporated under Maryland law on June 15, 1981. Until June 1983, DFAIDG was named DFA Small Company Fund Inc.
Pursuant to an exemptive order from the SEC, shares of the Portfolio may be sold to registered separate accounts of various insurance companies offering variable annuity and variable life products.  At present, the Board of Directors of the Fund does not foresee any disadvantage arising from the fact that the Portfolio may offer its shares to separate accounts of various insurance companies to serve as an investment vehicle for their variable separate accounts.  However, a material conflict could arise between the interest of the different participating separate accounts.  The Fund's Board of Directors would monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts of interest.  If such conflicts were to occur, one or more insurance companies' separate accounts might be required to withdraw its investments in the Portfolio, or shares of another portfolio may be substituted by the Fund.  As a result, the Portfolio might be forced to sell a portion of its securities at a disadvantageous price.  In the event of such a material conflict, the affected insurance companies agree to take any necessary steps, including removing its separate account from the Portfolio if required by law, to resolve the matter.
CODE OF ETHICS
DFAIDG, DIG, the Advisor, DFA Australia, DFAL and DFAS have adopted a revised Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolio and Underlying Funds.  The Code of Ethics is designed to ensure that access persons act in the interest of the Portfolio and Underlying Funds, and their shareholders, with respect to any personal trading of securities.  Under the Code of Ethics, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. Government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by the Portfolio or an Underlying Fund unless their proposed purchases are approved in advance.  The Code of Ethics also contains certain reporting requirements and securities trading clearance procedures.
SHAREHOLDER RIGHTS
Because of current federal securities law requirements, the Fund expects that its life insurance company shareholders will offer their contract owners the opportunity to instruct them as to how Portfolio shares allocable to their variable contracts will be voted with respect to certain matters, such as approval of investment management agreements.  Generally, an insurance company will vote all Portfolio shares held in a separate account in the same proportion as it receives instructions from contract owners in that separate account.  Under certain circumstances described in the insurance company separate account prospectus, the insurance company may not vote in accordance with the contract owner's instructions.
With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law.  If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular class.  Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law.  The Fund's by-laws provide that special meetings of shareholders shall be called at the written request of shareholders entitled to cast not less than a majority of the votes entitled to be cast at such meeting.  Such meeting may be called to consider any matter, including the removal of one or more directors.  Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.
Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover of this SAI.  Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.
PRINCIPAL HOLDERS OF SECURITIES
Because the Portfolio had not commenced operations prior to the date of this SAI, no person beneficially owned 5% or more of the outstanding shares of the Portfolio as of the date of this SAI.

PURCHASE AND REDEMPTION OF SHARES
The following information supplements the information set forth in the Prospectus under the caption "PURCHASE AND REDEMPTION OF SHARES."
The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange ("NYSE") is scheduled to be open for business.  However, no purchases by wire may be made on any day that the Federal Reserve System is closed.  The Fund generally will be closed on days that the NYSE is closed.  The NYSE generally is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans' Day.  Orders for redemptions and purchases will not be processed if the Fund is closed.
The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or the Portfolio.
The Fund may suspend redemption privileges or postpone the date of payment:  (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the SEC may permit.
The Fund or its transfer agent may from time to time appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors.  With respect to purchases and redemptions through a sub-transfer agent, the Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order.  Shares of the Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.
The Fund has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Portfolio to redeem in-kind redemption requests of a certain amount. Specifically, if the amount being redeemed is over the lesser of $250,000 or 1% of the Portfolio's net assets, the Portfolio has the right to redeem the shares by providing the amount that exceeds $250,000 or 1% of the Portfolio's net assets in securities instead of cash. The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Portfolio's net asset value per share. If a shareholder receives redemption proceeds in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.
TAXATION OF THE PORTFOLIO AND ITS SHAREHOLDERS
The following is a summary of some of the federal income tax consequences of investing in the Portfolio.  Because shares of the Portfolio are sold only to separate accounts of insurance companies, the tax consequences described below generally are not applicable to an owner of a variable life or variable annuity contract.
This "TAXATION OF THE PORTFOLIO AND ITS SHAREHOLDERS" section is based on the Internal Revenue Code of 1986, as amended (the "Code") and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply,  or court decisions may significantly change the tax rules applicable to the Portfolio and its shareholders. Any of these changes or court decisions may have a retroactive effect.
Different tax rules may apply depending on how an Underlying Fund in which the Portfolio invests is organized for federal income tax purposes. The Portfolio invests in Underlying Funds organized as corporations for federal income tax purposes.  These rules could affect the amount, timing or character of the income distributed to shareholders of the Portfolio.
Unless otherwise indicated, the discussion below with respect to the Portfolio includes its pro rata share of the dividends and distributions paid by the Underlying Funds.
This discussion of "TAXATION OF THE PORTFOLIO AND ITS SHAREHOLDERS" is not intended or written to be used as tax advice. The tax status of your investment in the Portfolio depends upon the features of your variable life or variable annuity contract.  For further information, please refer to the prospectus of the insurance company separate account that offers your contract.
Taxation of the Portfolio
The Portfolio has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a regulated investment company (sometimes referred to as a "regulated investment company,"  "RIC" or "portfolio") under Subchapter M of the Code. If the Portfolio qualifies, the Portfolio will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.
Qualification as a regulated investment company.  In order to qualify for treatment as a regulated investment company, the Portfolio must satisfy the following requirements:
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Distribution Requirement — the Portfolio must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Portfolio after the close of its taxable year that are treated as made during such taxable year).

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Income Requirement —the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships ("QPTPs").

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Asset Diversification Test —the Portfolio must satisfy the following asset diversification test at the close of each quarter of the Portfolio's tax year: (1) at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of an issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Portfolio for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service ("IRS") with respect to such type of investment may adversely affect the Portfolio's ability to satisfy these requirements.  In other circumstances, the Portfolio may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Portfolio's income and performance.

The Portfolio may use "equalization accounting" (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed.  If the Portfolio uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Portfolio shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Portfolio's allocation is improper and that the Portfolio has under-distributed its income and gain for any taxable year, the Portfolio may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Portfolio fails to satisfy the Distribution Requirement, the Portfolio will not qualify that year as a regulated investment company, the effect of which is described in the following paragraph.
If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Portfolio's current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Portfolio's income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Portfolio will not qualify as a regulated investment company in any given tax year.  Even if such savings provisions apply, the Portfolio may be subject to a monetary sanction of $50,000 or more.  Moreover, the Board reserves the right not to maintain the qualification of the Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders.
Capital loss carryovers.  The capital losses of the Portfolio, if any, do not flow through to shareholders. Rather, the Portfolio may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses.  If the Portfolio has a "net capital loss" (that is, capital losses in excess of capital gains), the excess (if any) of the Portfolio's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Portfolio's next taxable year, and the excess (if any) of the Portfolio's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Portfolio's next taxable year.  Any such net capital losses of the Portfolio that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Portfolio in succeeding taxable years.  The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% "change in ownership" of the Portfolio.  An ownership change generally results when shareholders owning 5% or more of the Portfolio increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Portfolio's ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Portfolio's shareholders could result from an ownership change. The Portfolio undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another portfolio. Moreover, because of circumstances beyond the Portfolio's control, there can be no assurance that the Portfolio will not experience, or has not already experienced, an ownership change.
Deferral of late year losses.  The Portfolio may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Portfolio's taxable income, net capital gain, net short-term capital gain, and earnings and profits.  The effect of this election is to treat any such "qualified late year loss" as if it had been incurred in the succeeding taxable year in characterizing Portfolio distributions for any calendar year (see "Taxation of Portfolio Distributions — Distributions of capital gains" below).  A "qualified late year loss" includes:
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any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year ("post-October capital losses"), and

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the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.
The terms "specified losses" and "specified gains" mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company ("PFIC") for which a mark-to-market election is in effect. The terms "ordinary losses" and "ordinary income" mean other ordinary losses and income that are not described in the preceding sentence.  Since the Portfolio has a fiscal year ending in October, the amount of qualified late-year losses (if any) is computed without regard to any items of income, gain, or loss that are (a) post-October capital losses, (b) specified losses, and (c) specified gains.
Undistributed capital gains. The Portfolio may retain or distribute to shareholders its net capital gain for each taxable year.  The Portfolio currently intends to distribute net capital gains.  If the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.
Fund of funds corporate structures.  Distributions by the Underlying Funds, redemptions of shares in the Underlying Funds, and changes in asset allocations by the Portfolio may result in taxable distributions to Portfolio shareholders of ordinary income or capital gains.  A fund of funds generally will not be able to currently offset gains realized by one Underlying Fund in which the fund of funds invests against losses realized by another Underlying Fund.  If shares of an Underlying Fund are purchased within 30 days before or after redeeming at a loss other shares of that Underlying Fund (whether pursuant to a rebalancing by the Portfolio or otherwise), all or a part of the loss will not be deductible by the Portfolio and instead will increase its basis for the newly purchased shares.  Also, except with respect to qualified fund of funds discussed below, a fund of funds (a) is not eligible to pass-through to shareholders foreign tax credits from an Underlying Fund that pays foreign income taxes (see, "Taxation of Portfolio Distributions  — Pass-through of foreign tax credits" below), (b) is not eligible to pass-through to shareholders exempt-interest dividends from an Underlying Fund, and (c) dividends paid by a fund of funds from interest earned by an Underlying Fund on U.S. Government obligations is unlikely to be exempt from state and local income tax.  However, a fund of funds is eligible to pass-through to shareholders qualified dividends earned by an Underlying Fund (see "Taxation of Portfolio Distributions – Dividends-received deduction for corporations" below).   A qualified fund of funds, i.e. a portfolio at least 50 percent of the value of the total assets of which (at the close of each quarter of the taxable year) is represented by interests in other RICs, is eligible to pass-through to shareholders (a) foreign tax credits and (b) exempt-interest dividends.
Excise tax distribution requirements.  To avoid a 4% nondeductible federal excise tax, the Portfolio must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income  (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. Federal excise taxes will not apply to the Portfolio in a given calendar year, however, if all of its shareholders (other than certain "permitted shareholders") at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products.  For purposes of determining whether the Portfolio qualifies for this exemption, any shares attributable to an investment in the Portfolio made in connection with organization of the Portfolio is disregarded as long as the investment doesn't exceed $250,000.  Permitted shareholders include other RICs eligible for the exemption (e.g., insurance dedicated funds-of-funds).  If the Portfolio fails to qualify for the exemption, the Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided.

Foreign income tax.  Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Portfolio. Any foreign withholding taxes could reduce the Portfolio's distributions paid to you.  The United States has entered into tax treaties with many foreign countries which entitle the Portfolio to a reduced rate of, or exemption from, tax on such income.  Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Portfolio will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Portfolio may not receive the reduced treaty rates or potential reclaims.  Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Portfolio not to receive the reduced treaty rates or potential reclaims.  Other countries may subject capital gains realized by the Portfolio on sale or disposition of securities of that country to taxation.  It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio's assets to be invested in various countries is not known.  Under certain circumstances, the Portfolio may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.  In some instances it may be more costly to pursue tax reclaims than the value of the benefits received by the Portfolio.  If the Portfolio makes such an election and obtains a refund of foreign taxes paid by the Portfolio in a prior year, the Portfolio may be eligible to reduce the amount of foreign taxes reported by the Portfolio to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received.  See "Taxation of Portfolio Distributions – Pass-through of foreign tax credits" below.
Special Rules Applicable to Variable Contracts
The Portfolio intends to comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Portfolio by the 1940 Act and Subchapter M of the Code, place certain limitations on (i) the assets of the insurance company separate accounts that may be invested in securities of a single issuer and (ii) eligible investors. Because Section 817(h) and those regulations treat the assets of the Portfolio as assets of the corresponding division of the insurance company separate accounts (referred to as "segregated asset accounts" for federal income tax purposes), the Portfolio intends to comply with these diversification requirements. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the Portfolio's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer. Section 817(h) provides, as a safe harbor, that a segregated asset account will be treated as being adequately diversified if the Asset Diversification Test is satisfied and no more than 55% of the value of the account's total assets are cash and cash items (including receivables), government securities and securities of other RICs. The regulations also provide that the Portfolio's shareholders are limited, generally, to life insurance company segregated asset accounts, general accounts of the same life insurance company, an investment advisor or affiliate in connection with the creation or management of the Portfolio or the trustee of a qualified pension plan. Failure of the Portfolio to satisfy the Section 817(h) requirements would result in taxation of and treatment of the contract holders investing in a corresponding insurance company division other than as described in the applicable prospectuses of the various insurance company segregated asset accounts.
Also, for a variable life or a variable annuity insurance contract to qualify for tax deferral, assets in the segregated asset accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner.  Accordingly, a contract holder should not have an impermissible level of control over the Fund's investment in any particular asset so as to avoid the prohibition on investor control.  If the contract holder is considered the owner of the segregated asset account, income and gains produced by the underlying assets would be included currently in the contract holder's gross income with the variable contract being characterized as a mere "wrapper."  It is possible that the Treasury Department may issue future pronouncements addressing the circumstances in which a variable contract owner's control of the investments of a segregated asset account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the segregated asset account.  If the contract owner is considered the owner of the segregated asset account, income and gains produced by those securities would be included currently in the contract owner's gross income.  It is not known what standards will be set forth in any such pronouncements or when, if at all, these pronouncements may be issued. If such pronouncements are issued, the Portfolio would seek to modify the structure of the Portfolio.
Reference should be made to the prospectus for the applicable contract for more information regarding the federal income tax consequences to an owner of a contract.
Taxation of Portfolio Distributions
The Portfolio anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year.
Distributions of net investment income.  The Portfolio receives ordinary income generally in the form of dividends.  The Portfolio may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions.  This income, less expenses incurred in the operation of the Portfolio, constitutes its net investment income from which dividends may be paid to shareholders.
Distributions of capital gains.  The Portfolio may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities, including its redemption of shares of an Underlying Fund (see "Taxation of the Portfolio ─Fund of funds corporate structures" above).  Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to shareholders as ordinary income.  Distributions from the excess of net long-term capital gain over net short-term capital loss will be taxable to shareholders as long-term capital gain, regardless of how long the shareholder has held their shares in the Portfolio.
Returns of capital.  Distributions by the Portfolio that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.  Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder's tax basis in his Portfolio shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Portfolio shares.  Return of capital distributions can occur for a number of reasons including, among others, the Portfolio over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts.
Dividends-received deduction for corporations.  Ordinary income dividends designated by the Portfolio as derived from qualified dividends from domestic corporations will qualify for the 70% dividends received deduction generally available to corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Income derived by the Portfolio from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.
Tax shelter reporting.  Under Treasury regulations, if a shareholder recognizes a loss with respect to the Portfolio's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Consent dividends.  The Portfolio may utilize consent dividend provisions of Section 565 of the Code to make distributions. Provided that all shareholders agree in a consent filed with the income tax return of the Portfolio to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into the Portfolio..
Pass-through of foreign tax credits.  If at the end of the fiscal year more than 50% in value of the total assets of the Portfolio (or if the Portfolio is a qualified fund of funds as described above under the heading "Taxation of the Portfolio ─Fund of funds corporate structures", an Underlying Fund) are invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the Portfolio (or Underlying Fund).  If this election is made, the Portfolio may report more taxable income to a shareholder than it actually distributes. The shareholder will then be entitled either to deduct their share of these taxes in computing their taxable income or to claim a foreign tax credit for these taxes against their U.S. federal income tax (subject to limitations for certain shareholders). For example, the amount of any foreign tax credits available to shareholders (as a result of the pass-through to a shareholder of the shareholder's pro rata share of foreign taxes paid by the Portfolio) will be reduced if the shareholder receives from the Portfolio qualifying dividends from qualifying foreign corporations that are subject to tax at reduced rates. The Portfolio will provide shareholders with the information necessary to claim this deduction or credit on their personal income tax return if it makes this election.  The Portfolio (or Underlying Fund) reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Portfolio (or Underlying Fund).  Additionally, any foreign tax withheld on payments made "in lieu of" dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.
Tax Treatment of Portfolio Transactions
Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a portfolio and, in turn, affect the amount, character and timing of dividends and distributions payable by the portfolio to its shareholders.  This section should be read in conjunction with the discussion in the Prospectus under "Principal Investment Strategies" and "Principal Risks" for a detailed description of the various types of securities and investment techniques that apply to the Portfolio.
Options, futures, forward contracts, swap agreements and hedging transactions.  A portfolio's transactions in derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a portfolio are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the portfolio, defer losses to the portfolio, and cause adjustments in the holding periods of the portfolio's securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a portfolio has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a portfolio-level tax.
PFIC securities.  The Portfolio may invest in securities of foreign entities that could be deemed for tax purposes to be PFICs. In general, a PFIC is any foreign corporation if 75% or more of its gross  income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, the Portfolio intends to mark-to-market these securities and recognize any unrealized gains as ordinary income at the end of its fiscal year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Portfolio is required to distribute, even though it has not sold or received dividends from these securities. Shareholders should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to shareholders by the Portfolio. Due to various complexities in identifying PFICs, the Portfolio can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Portfolio to make a mark-to-market election. If the Portfolio (or an Underlying Fund) is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Portfolio (or Underlying Fund) may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio (or Underlying Fund) in respect of deferred taxes arising from such distributions or gains. Any such taxes or interest charges could in turn reduce the Portfolio's distributions paid to shareholders.
Effect of Future Legislation; Local Tax Considerations
The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI.  Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply,  or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.  Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.  Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.
PROXY VOTING POLICIES
The Boards of Directors of DFAIDG and DIG have delegated the authority to vote proxies for the portfolio securities held by the Portfolio and Underlying Funds to the Advisor in accordance with the Proxy Voting Policies and Procedures (the "Voting Policies") and Proxy Voting Guidelines ("Voting Guidelines") adopted by the Advisor.  The Voting Guidelines are largely based on those developed by Institutional Shareholder Services, Inc. ("ISS"), an independent third-party proxy service provider, except with respect to certain matters for which the Advisor has modified the standard voting guidelines.  A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.
The Investment Committee at the Advisor is generally responsible for overseeing the Advisor's proxy voting process.  The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies and third-party proxy service providers, (ii) make determinations as to how to vote certain specific proxies, (iii) verify the on-going compliance with the Voting Policies, and (iv) review the Voting Policies from time to time and recommend changes to the Investment Committee. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolio and Underlying Funds, including all authorized traders of the Advisor.
The Advisor seeks to vote (or refrains from voting) proxies in a manner that the Advisor determines is in the best interests of the Portfolio and Underlying Funds, and which seeks to maximize the value of the Portfolio's and Underlying Funds' investments.  Generally, the Advisor analyzes proxy statements on behalf of the Portfolio and Underlying Funds and instructs the vote (or refrains from voting) in accordance with the Voting Policies and the Voting Guidelines.  Since most proxies the Advisor receives are instructed to be voted in accordance with the Voting Guidelines, proxies voted should not result from conflicts of interest.  However, the Voting Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Portfolio or Underlying Funds, and the interests of the Advisor or its affiliates.  If a Corporate Governance Committee ("Committee") member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines (or in the case where the Voting Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b)

determine to abstain from voting, unless abstaining would be materially adverse to the interest of the Portfolio or Underlying Funds.  To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of the Portfolio or an Underlying Fund in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Boards of Directors of DFAIDG or DIG, as applicable.
The Advisor will usually instruct voting of proxies in accordance with the Voting Guidelines.  The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to instruct votes counter to the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of the Portfolio or Underlying Fund would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee.  To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interests of the Portfolio or Underlying Fund.
In some cases, the Advisor may determine that it is in the best interests of the Portfolio or an Underlying Fund to refrain from exercising proxy voting rights.  The Advisor may determine that voting is not in the best interest of the Portfolio or an Underlying Fund and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting.  For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes.  It is the Advisor's belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted.  The Advisor does intend to recall securities on loan if, based upon information in the Advisor's possession, it determines that voting the securities is likely to materially affect the value of the Portfolio's or Underlying Fund's investment and that it is in the Portfolio's or Underlying Fund's best interests to do so.  In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor or its service provider may be unable to vote.
With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local regulations, customs, and other requirements or restrictions.  The Advisor does not intend to vote proxies of non-U.S. companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to the Portfolio or an Underlying Fund associated with voting.  The Advisor intends to make its determination on whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally seeks to implement uniform voting procedures for all proxies of companies in a country.  The Advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Advisor's decision of whether or not to vote.  In the event the Advisor is made aware of and believes an issue to be voted is likely to materially affect the economic value of the Portfolio or an Underlying Fund, that its vote is reasonably likely to influence the ultimate outcome of the contest, and the expected benefits of voting the proxies exceed the costs, the Advisor will make every reasonable effort to vote such proxies.
The Advisor, DFAIDG and DIG have retained ISS to provide certain services with respect to proxy voting.  ISS provides information on shareholder meeting dates and proxy materials; translates proxy materials printed in a foreign language; provides research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effects votes on behalf of the Portfolio and Underlying Funds; and provides reports concerning the proxies voted (the "Proxy Voting Services").  In addition, the Advisor may retain the services of supplemental third-party proxy service providers to provide, among other things, research on proxy proposals and voting recommendations for certain shareholder meetings, as identified in the Voting Guidelines.  Although the Advisor retains third-party service providers for proxy issues, the Advisor remains responsible for proxy voting decisions.  In this regard, the Advisor uses commercially reasonable efforts to oversee the directed delegation to third-party proxy voting service providers, upon which the Advisor relies to carry out the Proxy Voting Services.  Prior to the selection of a new third-party proxy service provider and annually thereafter or more frequently if deemed necessary by the Advisor, the Corporate Governance Committee will consider whether the proxy service provider (i) has the capacity and competency to adequately analyze proxy issues and (ii) can make its recommendations in an impartial manner and in the best interests of the Advisor's clients.  In the event that the Voting Guidelines are not implemented precisely as the Advisor intends because of the actions or omissions of any third party service providers, custodians or sub-custodians or other agents or any such persons experience any irregularities (e.g., misvotes or missed votes), then such instances will not necessarily be deemed by the Advisor as a breach of the Voting Policies.
Information regarding how the Portfolio and each Underlying Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) on the Advisor's website at http://us.dimensional.com and (ii) on the SEC's website at http://www.sec.gov.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Advisor and the Boards of Directors of DFAIDG and DIG have adopted a policy (the "Policy") to govern disclosure of the portfolio holdings of the Portfolio and Underlying Funds ("Holdings Information"), and to prevent the misuse of material non-public Holdings Information.  The Advisor has determined that the Policy and its procedures (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolio and Underlying Funds, and (2) appropriately address the potential for material conflicts of interest.
Disclosure of Holdings Information as Required by Applicable Law.  Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules and regulations.
Online Disclosure of Portfolio Holdings Information.  The Portfolio and each Underlying Fund generally disclose up to their twenty-five largest portfolio holdings and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio or Underlying Fund ("largest holdings"), as of the most recent month-end, online at the Advisor's public website, http://us.dimensional.com, within twenty days after the end of each month.  This online disclosure may also include information regarding the industry allocations of the Portfolio or Underlying Fund.  The Portfolio and each Underlying Fund generally disclose their complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor's public website, http://us.dimensional.com, 30 days following the month-end, or more frequently and at different periods when authorized by a Designated Person (as defined below).
Disclosure of Holdings Information to Recipients.  Each of the Advisor's Chairman, Director of Institutional Services, Head of Portfolio Management and Trading and General Counsel (together, the "Designated Persons") may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a "Recipient") who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a "Nondisclosure Agreement").  Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information.  Any non-public Holdings Information that is disclosed shall not include any material information about the Portfolio's  or an Underlying Fund's trading strategies or pending portfolio transactions.  The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination.  Designated Persons may also approve the distribution of Holdings Information for the Portfolio more frequently or at a period other than as described above.
As of the date of this SAI, the Advisor and the Portfolio had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Business Purpose	Frequency
Citibank, N.A.	Fund Custodian	Daily
Citibank, N.A.	Middle office operational support service provider to the Advisor	Daily
Pricing Service Vendor	Fair value information services	Daily
PricewaterhouseCoopers LLP	Independent registered public accounting firm	Upon Request
State Street Bank and Trust Company	Fund Administrator, Accounting Agent and Transfer Agent	Daily
In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions.  Neither the Portfolio, Advisor or any other party receives any compensation in connection with these arrangements.
The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS or any affiliated person of DFAIDG, DIG, the Advisor or DFAS, on the other.  In order to protect the interests of shareholders, the Portfolio and Underlying Funds, and to ensure no adverse effect on shareholders, in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor's Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest.  If the Chief Compliance Officer, following appropriate due diligence, determines in his or her reasonable judgment that (1) the Portfolio or Underlying Fund, as applicable, has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the interests of the shareholders and outweighs possible reasonably anticipated adverse effects, then the Chief Compliance Officer may approve the proposed disclosure.
The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements.  The Chief Compliance Officer is also responsible for ongoing monitoring of the distribution and use of non-public Holdings Information.  Such arrangements are reviewed by the Chief Compliance Officer on an annual basis.  Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement.  Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.
The Board exercises continuing oversight of the disclosure of Holdings Information by:  (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of DFAIDG and DIG; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy.  The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.
Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation.  No person is authorized to disclose Holdings Information or other investment positions (whether online at http://us.dimensional.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Policy.  In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.
The Policy prohibits the Portfolio, an Underlying Fund, the Advisor or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions.  "Consideration" includes any agreement to maintain assets in the Portfolio or Underlying Fund or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

The Policy and its procedures are intended to provide useful information concerning the Portfolio and Underlying Funds to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information.  However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.
FINANCIAL STATEMENTS
Because the Portfolio had not commenced operations as of October 31, 2016, the annual reports of the Fund for the fiscal year ended October 31, 2016 do not contain any data regarding the Portfolio.
PERFORMANCE DATA
The Portfolio may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available.  Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors.  Unmanaged indices often do not reflect deductions for administrative and management costs and expenses.  The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.  Any performance information, whether related to the Portfolio or to the Advisor, should be considered in light of the Portfolio's investment objective and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future. Because the Portfolio had not commenced operations as of the date of this SAI, the Portfolio does not have performance data.

APPENDIX

U.S. PROXY VOTING CONCISE GUIDELINES

Effective for Meetings on or after February 1, 2017

In order to provide greater analysis on certain shareholder meetings, the Advisors have elected to receive research reports for certain meetings, as indicated below, from Glass Lewis in addition to Institutional Shareholder Services, Inc. ("ISS"), and may in certain circumstances purchase research from other third parties as well.

Specifically, if available, an Advisor may obtain research from Glass Lewis or other third parties in addition to ISS for shareholder meetings in the following circumstances: (1) where the Advisor's clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted.

Where research is obtained from Glass Lewis in accordance with these Guidelines, an Advisor will first review the research reports obtained from ISS and Glass Lewis.  Except as otherwise provided herein or in the Policy, if the recommendations contained in the research reports from ISS and Glass Lewis are the same, the Advisor will vote accordingly.  If the recommendations contained in the research reports from ISS and Glass Lewis are inconsistent, the Advisor will vote in accordance with the Corporate Governance Committee's (or its designee's) determination considering the principle of preserving shareholder value.   Irrespective of whether the recommendations contained in the research reports from ISS and Glass Lewis are the same or inconsistent, the Corporate Governance Committee (or its designees) will vote on proxies relating to mergers and acquisitions, say-on-pay, or election of directors of companies that have a poison pill as the Corporate Governance Committee (or its designees) determines, considering the principle of preserving shareholder value; provided, however, that if a conflict of interest or potential conflict of interest exists, the matter shall be brought before the Corporate Governance Committee for consideration as provided for in the Policy.

Routine/Miscellaneous
Auditor Ratification
Vote FOR proposals to ratify auditors unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent;
•	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position;
•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; or material weaknesses identified in Section 404 disclosures; or
•	Fees for non-audit services ("other" fees) are excessive.

Non-audit fees are excessive if:
•	Non-audit ("other") fees > audit fees + audit-related fees + tax compliance/preparation fees.
Board of Directors:
Voting on Director Nominees in Uncontested Elections
Generally vote FOR director nominees, except under the following circumstances:
1.	Accountability
Vote AGAINST1 or WITHHOLD from the entire board of directors (except new nominees2, who should be considered CASE-BY-CASE) for the following:
Problematic Takeover Defenses
Classified Board Structure:
1.1.
The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a WITHHOLD/AGAINST vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

Director Performance Evaluation:

1.2.
The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company's four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company's five-year total shareholder return and operational metrics. Problematic provisions include but are not limited to:

•	A classified board structure;
•	A supermajority vote requirement;
•	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;
•	The inability of shareholders to call special meetings;
•	The inability of shareholders to act by written consent;
•	A dual-class capital structure; and/or
•	A non–shareholder-approved poison pill.

1 In general, companies with a plurality vote standard use "Withhold" as the contrary vote option in director elections; companies with a majority vote standard use "Against". However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.
2 A "new nominee" is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If it cannot be determined whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a "new nominee" if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

Poison Pills3:
1.3.	The company's poison pill has a "dead-hand" or "modified dead-hand" feature. Vote AGAINST or WITHHOLD from nominees every year until this feature is removed;
1.4.
The board adopts a poison pill with a term of more than 12 months ("long-term pill"), or renews any existing pill, including any "short-term" pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill; or

1.5.	The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote CASE-BY-CASE on all nominees if:
1.6.	The board adopts a poison pill with a term of 12 months or less ("short-term pill") without shareholder approval, taking into account the following factors:
•
The date of the pill's adoption relative to the date of the next meeting of shareholders—i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

•	The issuer's rationale;
•	The issuer's governance structure and practices; and
•	The issuer's track record of accountability to shareholders.

Restricting Binding Shareholder Proposals:

Generally vote AGAINST or WITHHOLD from members of the governance committee if:
1.7.
The company's charter imposes undue restrictions on shareholders' ability to amend the bylaws.  Such restrictions include, but are not limited to: outright prohibition on the submission of binding shareholder proposals or share ownership requirements or time holding requirements in excess of SEC Rule 14a-8.  Vote AGAINST on an ongoing basis.

Problematic Audit-Related Practices
Generally vote AGAINST or WITHHOLD from the members of the Audit Committee if:
1.8.	The non-audit fees paid to the auditor are excessive (see discussion under "Auditor Ratification");
1.9.	The company receives an adverse opinion on the company's financial statements from its auditor; or
1.10.
There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

3 The Advisor may vote AGAINST or WITHHOLD from an individual director if the director also serves as a director for another company that has (i) adopted a poison pill for any purpose other than protecting such other company's net operating losses, or (ii) failed to eliminate a poison pill following a proxy contest in which a majority of directors were replaced.

Vote CASE-BY-CASE on members of the Audit Committee and potentially the full board if:
1.11.
Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company's efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Problematic Compensation Practices/Pay for Performance Misalignment
In the absence of an Advisory Vote on Executive Compensation ballot item or in egregious situations, vote AGAINST or WITHHOLD from the members of the Compensation Committee and (potentially the full board) if:
1.12.	There is a significant misalignment between CEO pay and company performance (pay for performance);
1.13.	The company maintains significant problematic pay practices;
1.14.	The board exhibits a significant level of poor communication and responsiveness to shareholders;
1.15.	The company fails to submit one-time transfers of stock options to a shareholder vote; or
1.16.	The company fails to fulfill the terms of a burn rate commitment made to shareholders.

Vote CASE-BY-CASE on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:
1.17.	The company's previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:
•	The company's response, including:
o	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;
o	Specific actions taken to address the issues that contributed to the low level of support;
o	Other recent compensation actions taken by the company;
•	Whether the issues raised are recurring or isolated;
•	The company's ownership structure; and
•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Unilateral Bylaw/Charter Amendments

1.18.
Generally vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board (except new nominees, who should be considered CASE-BY-CASE) if the board amends the company's bylaws or charter without shareholder approval in a manner that materially diminishes shareholders' rights or that could adversely impact shareholders, considering the following factors, as applicable:

•	The board's rationale for adopting the bylaw/charter amendment without shareholder ratification;
•	Disclosure by the company of any significant engagement with shareholders regarding the amendment;
•	The level of impairment of shareholders' rights caused by the board's unilateral amendment to the bylaws/charter;

•	The board's track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;
•	The company's ownership structure;
•	The company's existing governance provisions;
•	The timing of the board's amendment to the bylaws/charter in connection with a significant business development; and
•	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote CASE-BY-CASE on director nominees. Generally vote AGAINST (except new nominees, who should be considered CASE-BY-CASE) if the directors:
•	Classified the board;
•	Adopted supermajority vote requirements to amend the bylaws or charter; or
•	Eliminated shareholders' ability to amend bylaws.

1.19.
For newly public companies, generally vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board (except new nominees, who should be considered CASE-BY-CASE) if, prior to or in connection with the company's public offering, the company or its board adopted bylaw or charter provisions materially adverse to shareholder rights,[4] considering the following factors:

The level of impairment of shareholders' rights caused by the provision;
•	The disclosed rationale for adopting the provision;
•
The ability to change the governance structure in the future (e.g., limitations on shareholders' right to amend the bylaws or charter, or supermajority vote requirements to amend the bylaws or charter);

•	The ability of shareholders to hold directors accountable through annual director elections, or whether the company has a classified board structure; and
•	A public commitment to put the provision to a shareholder vote within three years of the date of the initial public offering.
Unless the adverse provision is reversed or submitted to a vote of public shareholders, vote CASE-BY-CASE on director nominees in subsequent years.

Governance Failures
Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:
1.20.	Material failures of governance, stewardship, risk oversight[5], or fiduciary responsibilities at the company;
1.21.	Failure to replace management as appropriate; or

4 Under the Advisors' guidelines, implementation of a multi-class voting structure prior to or in connection with the company's public offering will not, per se, warrant a vote AGAINST or WITHHOLD under this provision.
5 Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlements; hedging of company stock; or significant pledging of company stock.

1.22.
Egregious actions related to a director's service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2.	Responsiveness
Vote CASE-BY-CASE on individual directors, committee members, or the entire board of directors (as appropriate) if:
2.1.	The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year. Factors that will be considered are:
•	Disclosed outreach efforts by the board to shareholders in the wake of the vote;
•	Rationale provided in the proxy statement for the level of implementation;
•	The subject matter of the proposal;
•	The level of support for and opposition to the resolution in past meetings;
•	Actions taken by the board in response to the majority vote and its engagement with shareholders;
•	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and
•	Other factors as appropriate.
2.2.	The board failed to act on takeover offers where the majority of shares are tendered;
2.3.
At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote;

2.4.
The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency; or

2.5.
The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:

•	The board's rationale for selecting a frequency that is different from the frequency that received a plurality;
•	The company's ownership structure and vote results;
•	ISS' analysis of whether there are compensation concerns or a history of problematic compensation practices; and
•	The previous year's support level on the company's say-on-pay proposal.

3.	Composition
Attendance at Board and Committee Meetings:
3.1.
Generally vote AGAINST or WITHHOLD from directors (except new nominees, who should be considered CASE-BY-CASE6) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in

6 For new nominees only, schedule conflicts due to commitments made prior to their appointment to the board are considered if disclosed in the proxy or another SEC filing.

the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

•	Medical issues/illness;
•	Family emergencies; and
•	Missing only one meeting (when the total of all meetings is three or fewer).

3.2.
If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote AGAINST or WITHHOLD from the director(s) in question.

Overboarded Directors:
Vote AGAINST or WITHHOLD from individual directors who:
3.3.	Sit on more than six public company boards[7]; or
3.4.	Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards[8].
4.	Independence
Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors when:
4.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
4.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
4.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or
4.4.	Independent directors make up less than a majority of the directors.
Independent Chair (Separate Chair/CEO)
Generally vote with management on shareholder proposals requiring that the chairman's position be filled by an independent director.
Proxy Access9
Generally vote FOR management and shareholder proposals for proxy access with the following provisions:

Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;
Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group;

7 An Advisor may screen votes otherwise subject to this policy based on the qualifications and circumstances of the directors involved.
8 Although all of a CEO's subsidiary boards will be counted as separate boards, ISS will not recommend a withhold vote from the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent, but will do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.
9 An Advisor generally does not consider the duration of required ownership in evaluating proxy access.

Cap: cap on nominees of generally twenty-five percent (25%) of the board.

Review for reasonableness any other restrictions on the right of proxy access.

Generally vote AGAINST proposals that are more restrictive than these guidelines.
Proxy Contests—Voting for Director Nominees in Contested Elections10
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
•	Long-term financial performance of the company relative to its industry;
•	Management's track record;
•	Background to the contested election;
•	Nominee qualifications and any compensatory arrangements;
•	Strategic plan of dissident slate and quality of the critique against management;
•	Likelihood that the proposed goals and objectives can be achieved (both slates); and
•	Stock ownership positions.

In the  case of  candidates nominated pursuant to proxy access vote CASE-BY-CASE considering the same factors listed above, or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether or not there are more candidates than board seats).
Shareholder Rights & Defenses11

Litigation Rights (including Exclusive Venue and Fee-Shifting Bylaw Provisions)12

Bylaw provisions impacting shareholders' ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation, and fee-shifting provisions that require a shareholder who sues a company unsuccessfully to pay all litigation expenses of the defendant corporation.

Vote CASE-BY-CASE on bylaws which impact shareholders' litigation rights, taking into account factors such as:

• The company's stated rationale for adopting such a provision;
• Disclosure of past harm from shareholder lawsuits in which plaintiffs were unsuccessful or shareholder lawsuits outside the jurisdiction of incorporation;
• The breadth of application of the bylaw, including the types of lawsuits to which it would apply and the definition of key terms; and
• Governance features such as shareholders' ability to repeal the provision at a later date

10 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.
11 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.
12 The Advisor may vote AGAINST or WITHHOLD from an individual director if the director has adopted a fee-shifting bylaw provision without a shareholder vote.

 (including the vote standard applied when shareholders attempt to amend the bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections.

Generally vote AGAINST bylaws that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., in cases where the plaintiffs are partially successful).

Unilateral adoption by the board of bylaw provisions which affect shareholders' litigation rights will be evaluated under Unilateral Bylaw/Charter Amendments.

Poison Pills- Management Proposals to Ratify Poison Pill
Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
•	No lower than a 20 percent trigger, flip-in or flip-over;
•	A term of no more than three years;
•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;
•
Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company's existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.
Poison Pills- Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)
Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company's net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.
Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:
•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);
•	The value of the NOLs;
•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);
•
The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.
Shareholder Ability to Act by Written Consent
Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders' ability to act by written consent.
Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders' current right to act by written consent;
•	The consent threshold;
•	The inclusion of exclusionary or prohibitive language;
•	Investor ownership structure; and
•	Shareholder support of, and management's response to, previous shareholder proposals.

Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:
•	An unfettered[13] right for shareholders to call special meetings at a 10 percent threshold;
•	A majority vote standard in uncontested director elections;
•	No non-shareholder-approved pill; and
•	An annually elected board.
CAPITAL/RESTRUCTURING14
Common Stock Authorization
Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.
Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.
Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.
Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:
•	Past Board Performance:
o	The company's use of authorized shares during the last three years

•	The Current Request:
o	Disclosure in the proxy statement of the specific purposes of the proposed increase;
o	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and
o
The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns.

13 "Unfettered" means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.
14 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

Apply the relevant allowable increase below in determining vote on requests to increase common stock that are for general corporate purposes (or to the general corporate purposes portion of a request that also includes a specific need):
A.	Most companies: 100 percent of existing authorized shares.
B.	Companies with less than 50 percent of existing authorized shares either outstanding or reserved for issuance: 50 percent of existing authorized shares.
C.
Companies with one- and three-year total shareholder returns (TSRs) in the bottom 10 percent of the U.S. market as of the end of the calendar quarter that is closest to their most recent fiscal year end:  50 percent of existing authorized shares.

D.	Companies at which both conditions (B and C) above are both present: 25 percent of existing authorized shares.

If there is an acquisition, private placement, or similar transaction on the ballot (not including equity incentive plans) that is receiving a FOR vote, the allowable increase will be the greater of (i) twice the amount needed to support the transactions on the ballot, and (ii) the allowable increase as calculated above.
Dual Class Structure
Generally vote AGAINST proposals to create a new class of common stock unless:
•	The company discloses a compelling rationale for the dual-class capital structure, such as:
o	The company's auditor has concluded that there is substantial doubt about the company's ability to continue as a going concern;
o	The new class of shares will be transitory;
o	The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; or
o	The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.
Preferred Stock Authorization
Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.
Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.
Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:
•	Past Board Performance:
o	The company's use of authorized preferred shares during the last three years.

•	The Current Request:
o	Disclosure in the proxy statement of the specific purposes for the proposed increase;
o	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

o
In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns; and

o	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.
Mergers and Acquisitions
Vote CASE-BY-CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•
Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
•
Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•
Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•
Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.

•
Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

COMPENSATION15
Executive Pay Evaluation
Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

15 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

1.
Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance, the mix between fixed and variable pay, performance goals, and equity-based plan costs;

2.	Avoid arrangements that risk "pay for failure": This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
3.
Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.
Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.
Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers' pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)
Vote CASE-BY-CASE on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.
 Vote AGAINST Advisory Votes on Executive Compensation (Management Say-on-Pay—MSOP) if:
•	There is a significant misalignment between CEO pay and company performance (pay for performance);
•	The company maintains significant problematic pay practices;
•	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:
•
There is no MSOP on the ballot and an AGAINST vote on an MSOP is warranted due to a pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

•	The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;
•	The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or
•	The situation is egregious.

Primary Evaluation Factors for Executive Pay
Pay-for-Performance Evaluation
In casting a vote on executive compensation proposals, an Advisor may leverage the ISS pay-for-performance analysis. With respect to companies in the Russell 3000 or Russell 3000E indices, this analysis considers the following:
1.	Peer Group[16] Alignment:
•	The degree of alignment between the company's annualized TSR rank and the CEO's annualized total pay rank within a peer group, each measured over a three-year period.
•	The multiple of the CEO's total pay relative to the peer group median.

2.
Absolute Alignment – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, misaligned pay and performance are otherwise suggested, the following qualitative factors, as relevant to evaluating how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests, may be considered
•	The ratio of performance- to time-based equity awards;
•	The overall ratio of performance-based compensation;
•	The completeness of disclosure and rigor of performance goals;
•	The company's peer group benchmarking practices;
•	Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;
•	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);
•	Realizable pay compared to grant pay; and
•	Any other factors deemed relevant.
Problematic Pay Practices
The focus is on executive compensation practices that contravene the global pay principles, including:
•	Problematic practices related to non-performance-based compensation elements;
•	Incentives that may motivate excessive risk-taking; and
•	Options Backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

16 The peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group and company's selected peers' GICS industry group with size constraints, via a process designed to select peers that are closest to the subject company in terms of revenue/assets and industry and also within a market cap bucket that is reflective of the company's.

Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company's overall pay program and demonstrated pay-for-performance philosophy.  The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:
•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);
•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;
•	New or extended agreements that provide for:
o	Change in control (CIC) payments exceeding 3 times base salary and average/target/most recent bonus;
o	CIC severance payments without involuntary job loss or substantial diminution of duties ("single" or "modified single" triggers);
o	CIC payments with excise tax gross-ups (including "modified" gross-ups).
•	Insufficient executive compensation disclosure by externally-managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI's executives is not possible.

Incentives that may Motivate Excessive Risk-Taking
•	Multi-year guaranteed bonuses;
•	A single or common performance metric used for short- and long-term plans;
•	Lucrative severance packages;
•	High pay opportunities relative to industry peers;
•	Disproportionate supplemental pensions; or
•	Mega annual equity grants that provide unlimited upside with no downside risk.
Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.
Options Backdating
The following factors should be examined CASE-BY-CASE to allow for distinctions to be made between "sloppy" plan administration versus deliberate action or fraud:
•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;
•	Duration of options backdating;
•	Size of restatement due to options backdating;
•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and
•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.
Compensation Committee Communications and Responsiveness
Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay on the board's responsiveness to investor input and engagement on compensation issues:

•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or
•	Failure to adequately respond to the company's previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:
o	The company's response, including:
▪	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;
▪	Specific actions taken to address the issues that contributed to the low level of support;
▪	Other recent compensation actions taken by the company;
o	Whether the issues raised are recurring or isolated;
o	The company's ownership structure; and
o	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.
Frequency of Advisory Vote on Executive Compensation ("Say When on Pay")
Vote FOR triennial advisory votes on compensation.
Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale
Vote CASE-BY-CASE on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.
Features that may result in an AGAINST recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):
•	Single- or modified-single-trigger cash severance;
•	Single-trigger acceleration of unvested equity awards;
•	Excessive cash severance (>3x base salary and bonus);
•	Excise tax gross-ups triggered and payable (as opposed to a provision to provide excise tax gross-ups);
•	Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value);
•
Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or

•	The company's assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.
Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.
In cases where the golden parachute vote is incorporated into a company's advisory vote on compensation (management say-on-pay), the say-on-pay proposal will be evaluated in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

Equity-Based and Other Incentive Plans17
Vote CASE-BY-CASE on certain equity-based compensation plans[18] depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an "equity plan scorecard" (EPSC) approach with three pillars:
Plan Cost: The total estimated cost of the company's equity plans relative to industry/market cap peers, measured by the company's estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:
• SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and
• SVT based only on new shares requested plus shares remaining for future grants.

Plan Features:
• Automatic single-triggered award vesting upon a CIC;
• Discretionary vesting authority;
• Liberal share recycling on various award types;
• Lack of minimum vesting period for grants made under the plan;
• Dividends payable prior to award vesting.

Grant Practices:
• The company's three year burn rate relative to its industry/market cap peers;
• Vesting requirements in most recent CEO equity grants (3-year look-back);
• The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);
• The proportion of the CEO's most recent equity grants/awards subject to performance conditions;
• Whether the company maintains a claw-back policy;
• Whether the company has established post exercise/vesting share-holding requirements.

Generally vote AGAINST the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders' interests, or if any of the following egregious factors apply:
• Awards may vest in connection with a liberal change-of-control definition;
• The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies -- or by not prohibiting it when the company has a history of repricing – for non-listed companies);
• The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances; or
• Any other plan features are determined to have a significant negative impact on shareholder interests.

17 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.
18 Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors; amended plans will be further evaluated case-by-case.

Social/Environmental Issues
Global Approach
Generally vote FOR the management's recommendation on shareholder proposals involving social/environmental issues.  When evaluating social and environmental shareholder proposals, an Advisor considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.
Environmentally Screened Portfolios
With respect to environmentally screened portfolios, an Advisor will generally vote on shareholder proposals involving environmental issues in accordance with the following guidelines:
Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will also be considered:
•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;
•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
•	Whether the proposal's request is unduly burdensome (scope or timeframe) or overly prescriptive;
•	The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
•
If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•
If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Generally vote FOR resolutions requesting that a company disclose information on the risks related to climate change on its operations and investments, such as financial, physical, or regulatory risks, considering:

•
Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company's level of disclosure is at least comparable to that of industry peers; and
•	There are no significant controversies, fines, penalties, or litigation associated with the company's environmental performance.

Generally vote FOR proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:
•
The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company's level of disclosure is comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company's GHG emissions.

Vote CASE-BY-CASE on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:
•	Whether the company provides disclosure of year-over-year GHG emissions performance data;
•	Whether company disclosure lags behind industry peers;
•	The company's actual GHG emissions performance;
•	The company's current GHG emission policies, oversight mechanisms, and related initiatives; and
•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.
Foreign Private Issuers Listed on U.S. Exchanges
Vote AGAINST (or WITHHOLD from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.
Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. Otherwise, they, and all other voting items, will be evaluated using the relevant market proxy voting guidelines.
Political Issues
Overall Approach
Generally vote FOR the management's recommendation on shareholder proposals involving political issues.  When evaluating political shareholder proposals, an Advisor considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

APPENDIX

INTERNATIONAL PROXY VOTING SUMMARY GUIDELINES19

Effective for Meetings on or after February 1, 2017

In order to provide greater analysis on certain shareholder meetings, the Advisors have elected to receive research reports for certain meetings, as indicated below, from Glass Lewis and Ownership Matters in addition to Institutional Shareholder Services, Inc. ("ISS"), and may in certain circumstances purchase research from other third parties as well.

Specifically, if available, an Advisor may obtain research from Glass Lewis or other third parties in addition to ISS for shareholder meetings in the following circumstances: (1) where the Advisor's clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted.  An Advisor may purchase research from Ownership Matters with respect to the proxies of certain large Australian Companies.

Where research is obtained from Glass Lewis in accordance with these Guidelines, an Advisor will first review the research reports obtained from ISS and Glass Lewis.  Except as otherwise provided herein or in the Policy, if the recommendations contained in the research reports from ISS and Glass Lewis are the same, the Advisor will vote accordingly.  If the recommendations contained in the research reports from ISS and Glass Lewis are inconsistent, the Advisor will vote in accordance with the Corporate Governance Committee's (or its designee's) determination considering the principle of preserving shareholder value.    Irrespective of whether the recommendations contained in the research reports from ISS and Glass Lewis are the same or inconsistent, the Corporate Governance Committee (or its designees) will vote on proxies relating to mergers and acquisitions, say-on-pay or election of directors of companies that have a poison pill as the Committee (or its designees) determines, considering the principle of preserving shareholder value; provided, however, that if a conflict of interest or potential conflict of interest exists, the matter shall be brought before the Corporate Governance Committee for consideration as provided for in the Policy.

1. General Policies
Financial Results/Director and Auditor Reports
Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or
•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

19 This is a summary of the majority of International Markets, however, certain countries and/or markets have separate policies which are generally consistent with the principles reflected in this summary but are modified to reflect issues such as those related to customs, disclosure obligations and legal structures of the relevant jurisdiction.

Appointment of Auditors and Auditor Compensation
Vote FOR proposals to ratify auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the accounts presented or the audit procedures used;
•	The auditors are being changed without explanation; or
•	Non‐audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Internal Statutory Auditors
Vote FOR the appointment or (re)election of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;
•	Questions exist concerning any of the statutory auditors being appointed; or
•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income
Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or
•	The payout is excessive given the company's financial position.

Stock (Scrip) Dividend Alternative
Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association
Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term
Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business
Vote AGAINST other business when it appears as a voting item.

2. BOARD OF DIRECTORS

Non-Contested Director Elections
Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;
•	There are clear concerns over questionable finances or restatements;[20]
•	There have been questionable transactions with conflicts of interest;
•	There are any records of abuses against minority shareholder interests; or
•	The board fails to meet minimum corporate governance standards.

Vote AGAINST the election or reelection of any and all director nominees when the names of the nominees are not available at the time the ISS analysis is written and therefore no research is provided on the nominee.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.21

20 In Japan, an Advisor may vote FOR individual director(s) where proxy research has identified no overriding concerns beyond the company's failure of a quantitative capital efficiency (ROE) test applied by the proxy research firm.
21 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

Classification of Directors - International Policy

Executive Director
• Employee or executive of the company;
• Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.
Non-Independent Non-Executive Director (NED)
• Any director who is attested by the board to be a non-independent NED;
• Any director specifically designated as a representative of a significant shareholder of the company;
• Any director who is also an employee or executive of a significant shareholder of the company;
• Beneficial owner (direct or indirect) of at least 10% of the company's stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., members of a family that beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);
• Government representative;
• Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;
• Represents customer, supplier, creditor, banker, or other entity with which the company maintains a transactional/commercial relationship (unless the company discloses information to apply a materiality test[3]);
• Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;
• Relative[1] of a current or former executive of the company or its affiliates;
• A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);
• Founder/co-founder/member of founding family but not currently an employee;
• Former executive (5 year cooling off period);
• Years of service will NOT be a determining factor unless it is recommended best practice in a market:
o 9 years (from the date of election) in the United Kingdom and Ireland;
o 12 years in European markets;
o 7 years in Russia.
Independent NED
• Not classified as non-independent (see above);
• No material[4] connection, either directly or indirectly, to the company other than a board seat.
Employee Representative
• Represents employees or employee shareholders of the company (classified as "employee representative" but considered a non-independent NED).
Footnotes:
[1] "Relative" follows the SEV's proposed definition of "immediate family members" which covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.
[2] Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.
[3] If the company makes or receives annual payments exceeding the greater of $200,000 or 5 percent of the recipient's gross revenues. (The recipient is the party receiving the financial proceeds from the transaction.)
[4] For purposes of ISS' director independence classification, "material" will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one's objectivity in the boardroom in a manner that would have a meaningful impact on an individual's ability to satisfy requisite fiduciary standards on behalf of shareholders.

Contested Director Elections22
For shareholder nominees, the persuasive burden is on the nominee or the proposing shareholder to prove that they are better suited to serve on the board than management's nominees. Serious consideration of shareholder nominees will be given only if there are clear and compelling reasons for the nominee to join the board. These nominees must also demonstrate a clear ability to contribute positively to board deliberations; some nominees may have hidden or narrow agendas and may unnecessarily contribute to divisiveness among directors.

The major decision factors are:
•	Company performance relative to its peers;
•	Strategy of the incumbents versus the dissidents;
•	Independence of directors/nominees;
•	Experience and skills of board candidates;
•	Governance profile of the company;
•	Evidence of management entrenchment;
•	Responsiveness to shareholders;
•	Whether a takeover offer has been rebuffed.

When analyzing a contested election of directors, an Advisor will generally focus on two central questions: (1) Have the proponents proved that board change is warranted? And if so, (2) Are the proponent board nominees likely to effect positive change (i.e., maximize long-term shareholder value)?

Voting on Directors for Egregious Actions
Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, on a committee, or the entire board, due to:
•	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;
•	Failure to replace management as appropriate; or
•
Egregious actions related to the director(s)'service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.[23]

Discharge of Board and Management
Vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling concerns that the board is not fulfilling its fiduciary duties warranted on a CASE-BY-CASE basis by:
•
A lack of oversight or actions by  board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest

•
Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged action yet to be confirmed (and not only in the fiscal year in question) such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

22 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.
23 The Advisor may vote AGAINST or WITHHOLD from an individual director if the director also serves as a director for another company that has adopted a poison pill for any purpose other than protecting such other company's net operating losses.

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director, Officer, and Auditor Indemnification and Liability Provisions
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify external auditors.

Board Structure
Vote FOR routine proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

3. CAPITAL STRUCTURE24

Share Issuance Requests

General Issuances

Vote FOR issuance authorities with pre-emptive rights to a maximum of 100 percent over currently issued capital and as long as the share issuance authorities' periods are clearly disclosed (or implied by the application of a legal maximum duration) and in line with market-specific practices and/or recommended guidelines.
Vote FOR issuance authorities without pre-emptive rights to a maximum of 20 percent (or a lower limit if local market best practice recommendations provide) of currently issued capital as long as the share issuance authorities' periods are clearly disclosed (or implied by the application of a legal maximum duration) and in line with market-specific practices and/or recommended guidelines.

24 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

Specific Issuances

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital
Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:
•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or
•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures
Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Preferred Stock
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests
Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets the guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers
Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans
Generally vote FOR share repurchase programs/market authorities, provided that the proposal meets the following parameters:

•	Maximum Volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury ("on the shelf"); and
•	Duration does not exceed 18 months.

Vote AGAINST any proposal where:

•	The repurchase can be used for takeover defenses;
•	There is clear evidence of abuse;
•	There is no safeguard against selective buybacks; and/or
•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

 Share repurchase plans in excess of 10 percent volume in exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring), will be assessed CASE-BY-CASE based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:
•	The overall balance of the proposed plan seems to be clearly in shareholders' interests;
•	The plan still respects the 10 percent maximum of shares to be kept in treasury.

Reissuance of Repurchased Shares
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

4. COMPENSATION25
Compensation Plans
Vote compensation plans on a CASE-BY-CASE basis consistent with the following principles:

•	Provide shareholders with clear, comprehensive compensation disclosures;
•	Maintain appropriate pay-for-performance alignment with emphasis on long-term shareholder value;
•	Avoid arrangements that risk "pay for failure";
•	Maintain an independent and effective compensation committee;
•	Avoid inappropriate pay to non-executive directors.

Director Compensation
Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

5. OTHER ITEMS
Reorganizations/Restructurings
Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions
Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:
Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? An Advisor places emphasis on the offer premium, market reaction, and strategic rationale.
•
Market reaction - How has the market responded to the proposed deal? Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

25 See introductory information concerning proxies involving this issue and the supplementary actions an Advisor may take.

•
Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders or have special interests influenced directors and officers to support or recommend the merger?

•
Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to allow shareholders to make an informed voting decision.

Mandatory Takeover Bid Waivers
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals
Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions
Vote related-party transactions on a CASE-BY-CASE basis.

Antitakeover Mechanisms
Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals
Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

Corporate Social Responsibility (CSR) Issues
Generally vote FOR the management's recommendation on shareholder proposals involving CSR Issues. When evaluating social and environmental shareholder proposals, an Advisor considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.
Environmentally Screened Portfolios
With respect to environmentally screened portfolios, the Advisor will generally vote on shareholder proposals involving environmental issues in accordance with the following  guidelines:
Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will also be considered:
•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;
•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
•	Whether the proposal's request is unduly burdensome (scope or timeframe) or overly prescriptive;
•	The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
•
If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•
If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Generally vote FOR resolutions requesting that a company disclose information on the risks related to climate change on its operations and investments, such as financial, physical, or regulatory risks, considering:
•
Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company's level of disclosure is at least comparable to that of industry peers; and
•	There are no significant controversies, fines, penalties, or litigation associated with the company's environmental performance.

Generally vote FOR proposals requesting a report on GHG emissions from company operations and/or products and operations, unless:
•
The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company's level of disclosure is comparable to that of industry peers; and
•	There are no significant, controversies, fines, penalties, or litigation associated with the company's GHG emissions.

Vote CASE-BY-CASE on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:
•	Whether the company provides disclosure of year-over-year GHG emissions performance data;
•	Whether company disclosure lags behind industry peers;
•	The company's actual GHG emissions performance;
•	The company's current GHG emission policies, oversight mechanisms, and related initiatives; and
•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

Country of Incorporation vs. Country of Listing-Application of Policy
In general, country of incorporation will be the basis for policy application. US policies will be applied to the extent possible to issuers that file DEF 14As, 10-K annual and 10-Q quarterly reports and are thus considered domestic issuers by the U.S. Securities and Exchange Commission (SEC).

Foreign Private Issuers Listed on U.S. Exchanges
Companies that are incorporated outside of the U.S. and listed solely on U.S. exchanges, where they qualify as Foreign Private Issuers (FPIs), will be subject to the following policy:

Vote AGAINST (or WITHHOLD from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. In all other cases, equity compensation plans will be evaluated according to the US Proxy Voting Guidelines.

All other voting items will be evaluated using the International Proxy Voting Guidelines.

FPIs are defined as companies whose business is administered principally outside the U.S., with more than 50 percent of assets located outside the U.S., a majority of whose directors/officers are not U.S. citizens or residents, and a majority of whose outstanding voting shares are held by non-residents of the U.S.

DFA INVESTMENT DIMENSIONS GROUP INC. (208/209)

PART C
OTHER INFORMATION

ITEM 28. EXHIBITS.

(a) Articles of Incorporation.
(1)	Articles of Amendment and Restatement filed with the Maryland State Secretary of State on July 9, 2009 re: the revision of Articles One through Nine of its Charter
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 115/116 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 14, 2009.

(2)	Articles Supplementary filed with the Maryland Secretary of State on September 22, 2009 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(3)	Certificate of Correction filed with the Maryland Secretary of State on May 4, 2010.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(4)	Articles Supplementary filed with the Maryland Secretary of State on July 14, 2010 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant's Registration
Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(5)	Articles Supplementary filed with the Maryland Secretary of State on October 12, 2010 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(6)	Articles of Amendment filed with the Maryland Secretary of State on November 19, 2010.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(7)	Articles of Amendment filed with the Maryland Secretary of State on November 19, 2010.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant's Registration
Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(8)	Articles Supplementary filed with the Maryland Secretary of State on February 28, 2011 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(9)	Articles of Amendment filed with the Maryland Secretary of State on February 28, 2011.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(10)	Articles Supplementary filed with the Maryland Secretary of State on February 28, 2011 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(11)	Certificate of Correction filed with the Maryland Secretary of State on July 25, 2011.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant's Registration
Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(12)	Articles of Amendment filed with the Maryland Secretary of State on July 25, 2011.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(13)	Articles Supplementary filed with the Maryland Secretary of State on July 25, 2011 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(14)	Articles Supplementary filed with the Maryland Secretary of State on November 4, 2011 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(15)	Articles Supplementary filed with the Maryland Secretary of State on April 23, 2012 re: the allocation and classification of shares.

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 147/148 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 3, 2012.

(16)	Articles of Amendment filed with the Maryland Secretary of State on October 22, 2012.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 155/156 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 14, 2012.

(17)	Articles Supplementary filed with the Maryland Secretary of State on October 22, 2012 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 155/156 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 14, 2012.

(18)	Articles Supplementary filed with the Maryland Secretary of State on December 19, 2012 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 157/158 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 2013.

(19)	Articles Supplementary filed with the Maryland Secretary of State on January 24, 2013 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2013.

(20)	Articles Supplementary filed with the Maryland Secretary of State on February 27, 2013 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 160/161 to Registrant's Registration Statement on Form   N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 22, 2013.

(21)	Articles Supplementary filed with the Maryland Secretary of State on June 17, 2013 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(22)	Articles Supplementary filed with the Maryland Secretary of State on September 24, 2013 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant's Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(23)	Articles Supplementary filed with the Maryland Secretary of State on September 27, 2013 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(24)	Articles Supplementary filed with the Maryland Secretary of State on January 14, 2014 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 169/170 to Registrant's Registration Statement on Form   N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 31, 2014.

(25)	Articles Supplementary filed with the Maryland Secretary of State on February 18, 2014 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(26)	Articles of Amendment filed with the Maryland Secretary of State on June 26, 2014.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 173/174 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 2, 2014.

(27)	Articles Supplementary filed with the Maryland Secretary of State on September 11, 2014.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 176/177 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 24, 2014.

(28)	Articles Supplementary filed with the Maryland Secretary of State on February 6, 2015.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 178/179 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 24, 2015.

(29)	Articles of Amendment filed with the Maryland Secretary of State on February 27, 2015.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 180/181 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 5, 2015.

(30)	Articles Supplementary filed with the Maryland Secretary of State on February 27, 2015.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 180/181 to Registrant's Registration Statement on Form N-

1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 5, 2015.

(31)	Articles Supplementary filed with the Maryland Secretary of State on March 13, 2015.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 186/187 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 10, 2015.

(32)	Articles Supplementary filed with the Maryland Secretary of State on May 7, 2015.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 182/183 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 8, 2015.

(33)	Articles Supplementary filed with the Maryland Secretary of State on July 10, 2015.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 187/188 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 23, 2015.

(34)	Articles Supplementary filed with the Maryland Secretary of State on September 23, 2015.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 189/190 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 23, 2015.

(35)	Articles Supplementary filed with the Maryland Secretary of State on March 18, 2016.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 193/194 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 23, 2016.

(36)	Articles Supplementary filed with the Maryland Secretary of State on June 7, 2016.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 199/200 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 11, 2016.

(37)	Articles Supplementary filed with the Maryland Secretary of State on July 22, 2016.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 199/200 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 11, 2016.

(38)	Articles Supplementary filed with the Maryland Secretary of State on January 10, 2017.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 203/204 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.

Filing Date: February 1, 2017.

(39)	Articles Supplementary filed with the Maryland Secretary of State on March 30, 2017.
ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-28.a.39

(40)	Articles Supplementary filed with the Maryland Secretary of State on April 17, 2017.
ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-28.a.40

(b)	By-Laws.
Amended and Restated Bylaws of the Registrant
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 176/177 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 24, 2014.

(c)	Instruments Defining the Rights of Security holders.
(1)	See Articles Fifth of the Registrant's Articles of Amendment and Restatement dated July 9, 2009.

(2)	See Article 8 of the Registrant's Amended and Restated By-Laws.

(d) Investment Advisory Agreement.
(1)	Investment Management Agreements.
(a)	Form of Investment Management Agreement between the Registrant and DFA re: the:
*	VIT Inflation-Protected Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 182/183 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 8, 2015.

(b)	Form of Investment Management Agreement between the Registrant and DFA re: the:
*	DFA Targeted Credit Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 180/181 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 5, 2015.

(c)	Form of Investment Management Agreement between the Registrant and DFA re: the:
*	DFA NY Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 180/181 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 5, 2015.

(d)	Investment Management Agreement between the Registrant and DFA re: the:
* Enhanced U.S. Large Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(e)	Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Large Cap Equity Portfolio
Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(f)	Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Large Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(g)	Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Small Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(h)	Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(i)	Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Small Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(j)	Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Micro Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(k)	Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Core Equity 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(l)	Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Core Equity 2 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.

File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(m)	Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Vector Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(n)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(o)	Amended Investment Management Agreement between the Registrant and DFA re: the:
* Large Cap International Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(p)	Investment Management Agreement between the Registrant and DFA re: the:
* International Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(q)	Investment Management Agreement between the Registrant and DFA re: the:
* Japanese Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(r)	Investment Management Agreement between the Registrant and DFA re: the:
* Asia Pacific Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(s)	Investment Management Agreement between the Registrant and DFA re: the:
* United Kingdom Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(t)	Investment Management Agreement between the Registrant and DFA re: the:
* Continental Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(u)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA International Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(v)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Global Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(w)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA International Small Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(x)	Amended Investment Management Agreement between the Registrant and DFA re: the:
* International Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(y)	Investment Management Agreement between the Registrant and DFA re: the:
* International Vector Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(z)	Investment Management Agreement between the Registrant and DFA re: the:
* World ex U.S. Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(aa)	Investment Management Agreement between the Registrant and DFA re: the:
* World ex U.S. Targeted Value Portfolio

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(bb)	Amended Investment Management Agreement between the Registrant and DFA re: the:
* World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(cc)	Investment Management Agreement between the Registrant and DFA re: the:
* World Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(dd)	Amended Investment Management Agreement between the Registrant and DFA re: the:
* Emerging Markets Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(ee)	Investment Management Agreement between the Registrant and DFA re: the:
* Emerging Markets Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(ff)	Investment Management Agreement between the Registrant and DFA re: the:
* Emerging Markets Small Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(gg)	Amended Investment Management Agreement between the Registrant and DFA re: the:
* Emerging Markets Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(hh)	Investment Management Agreement between the Registrant and DFA re: the:
* Selectively Hedged Global Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on

Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(ii)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA One-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(jj)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Two-Year Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(kk)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Selectively Hedged Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(ll)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Short-Term Government Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(mm)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Five Year Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(nn)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Intermediate Government Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(oo)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Short-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2017.

(pp)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Intermediate-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(qq)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Investment Grade Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(rr)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Inflation-Protected Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(ss)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Short-Duration Real Return Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(tt)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Municipal Real Return Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(uu)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(vv)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Short-Term Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(ww)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA California Short-Term Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(xx)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Intermediate-Term Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(yy)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA World ex U.S. Government Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(zz)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA California Intermediate-Term Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(aaa)	Investment Management Agreement between the Registrant and DFA re: the:
* Tax-Managed U.S. Marketwide Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(bbb)	Investment Management Agreement between the Registrant and DFA re: the:
* Tax-Managed U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(ccc)	Investment Management Agreement between the Registrant and DFA re: the:
* Tax-Managed  U.S. Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(ddd)	Investment Management Agreement between the Registrant and DFA re: the:
* Tax-Managed U.S. Small Cap Portfolio

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(eee)	Investment Management Agreement between the Registrant and DFA re: the:
* T.A. U.S. Core Equity 2 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(fff)	Investment Management Agreement between the Registrant and DFA re: the:
* Tax-Managed DFA International Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(ggg)	Amended Investment Management Agreement between the Registrant and DFA re: the:
* T.A. World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(hhh)	Investment Management Agreement between the Registrant and DFA re: the:
* LWAS/DFA International High Book to Market Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(iii)	Investment Management Agreement between the Registrant and DFA re: the:
* VA U.S. Large Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(jjj)	Investment Management Agreement between the Registrant and DFA re: the:
* VA U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(kkk)	Investment Management Agreement between the Registrant and DFA re: the:
* VA International Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on

Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(lll)	Investment Management Agreement between the Registrant and DFA re: the:
* VA International Small Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(mmm)	Investment Management Agreement between the Registrant and DFA re: the:
* VA Short-Term Fixed Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(nnn)	Investment Management Agreement between the Registrant and DFA re: the:
* VA Global Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(ooo)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA VA Global Moderate Allocation Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(ppp)	Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Social Core Equity 2 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(qqq)	Amended Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(rrr)	Amended Investment Management Agreement between the Registrant and DFA re: the:
* International Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2017.

(sss)	Amended Investment Management Agreement between the Registrant and DFA re: the:
* International Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(ttt)	Amended Investment Management Agreement between the Registrant and DFA re: the:
* Emerging Markets Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(uuu)	Investment Management Agreement between the Registrant and DFA re: the:
* CSTG&E U.S. Social Core Equity 2 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(vvv)	Investment Management Agreement between the Registrant and DFA re: the:
* CSTG&E International Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(www)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA LTIP Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(xxx)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA Commodity Strategy Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(yyy)	Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Large Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(zzz)	Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Small Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(aaaa)	Investment Management Agreement between the Registrant and DFA re: the:
* International Large Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(bbbb)	Investment Management Agreement between the Registrant and DFA re: the:
* International Small Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(cccc)	Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(dddd)	Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2005 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(eeee)	Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2010 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(ffff)	Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2015 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(gggg)	Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2020 Target Date Retirement Income Fund

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(hhhh)	Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2025 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(iiii)	Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2030 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(jjjj)	Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2035 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(kkkk)	Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2040 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(llll)	Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2045 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(mmmm) Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2050 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(nnnn)	Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2055 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on

Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(oooo)	Investment Management Agreement between the Registrant and DFA re: the:
* Dimensional 2060 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(pppp)	Form of Investment Management Agreement between the Registrant and DFA re: the:
* DFA Social Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 190/191 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 8, 2016.

(qqqq)	Form of Investment Management Agreement between the Registrant and DFA re: the:
* DFA Diversified Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 194/195 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 24, 2016.

(rrrr)	Form of Investment Management Agreement between the Registrant and DFA re: the:
* Global Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 199/200 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 11, 2016.

(ssss)	Form of Investment Management Agreement between the Registrant and DFA re: the:
* U.S. High Relative Profitability Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 203/204 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 1, 2017.

(tttt) Form of Investment Management Agreement between the Registrant and DFA re: the:
* International High Relative Profitability Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 203/204 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 1, 2017.

(uuuu) Form of Investment Management Agreement between the Registrant and DFA re: the:
* VA Equity Allocation Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 204/205 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.

Filing Date: February 15, 2017.

(2)	Sub-advisory Agreements.
(a)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited (formerly DFA Australia Pty Limited) dated September 21, 1995 re: the:
*	VA International Small Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 37/38 to the Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 22, 1995.

(1)	Amendment No. 1 to Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited (formerly DFA Australia Pty Limited) dated July 18, 1997
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 78/79 to the Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 30, 2006.

(b)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated September 21, 1995 re: the:
*	VA International Small Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 37/38 to the Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 22, 1995.

(c)	Form of Consultant Services Agreement between DFA and DFA Australia Limited (formerly DFA Australia Pty Limited)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 55/56 to the Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 1999.

(d)	Form of Consultant Services Agreement between DFA and Dimensional Fund Advisors Ltd.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 55/56 to the Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 1999.

(e)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	International Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 2005.

(f)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	International Core Equity Portfolio

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 2005.

(g)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated August 7, 2006 re: the:
*	Emerging Markets Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 82/83 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 4, 2006.

(h)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited dated August 7, 2006 re: the:
*	Emerging Markets Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 82/83 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 4, 2006.

(i)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA International Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 85/86 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 5, 2006.

(j)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA International Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 85/86 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 5, 2006.

(k)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	CSTG&E International Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 90/91 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 8, 2007.

(l)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* CSTG&E International Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 90/91 to Registrant's Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.
Filing Date: May 8, 2007.

(m)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	International Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 96/97 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 17, 2007.

(n)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	International Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 96/97 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 17, 2007.

(o)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA Selectively Hedged Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 96/97 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 17, 2007.

(p)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA Selectively Hedged Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 96/97 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 17, 2007.

(q)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	T.A. World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 101/102 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 26, 2008.

(r)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	T.A. World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 101/102 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 26, 2008.

(s)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund

Advisors Ltd. re: the:
*	International Vector Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 109/110 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 23, 2008.

(t)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	International Vector Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 109/110 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 23, 2008.

(u)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA Global Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 114/115 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 27, 2009.

(v)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA Global Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 114/115 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 27, 2009.

(w)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA Short-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(x)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA Short-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(y)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA Intermediate-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant's Registration Statement on

Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(z)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA Intermediate-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(aa)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA International Small Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(bb)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA International Small Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(cc)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	Large Cap International Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(dd)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	Large Cap International Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(ee)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	Tax-Managed DFA International Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(ff)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	Tax-Managed DFA International Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(gg)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	Emerging Markets Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(hh)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	Emerging Markets Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(ii)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	World ex U.S. Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 118/119 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: June 1, 2010.

(jj)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	World ex U.S. Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 118/119 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: June 1, 2010.

(kk)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA Commodity Strategy Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 120/121 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 16, 2010.

(ll)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA Commodity Strategy Portfolio
Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 120/121 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 16, 2010.

(mm)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA Investment Grade Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 123/124 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 15, 2010.

(nn)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA Investment Grade Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 123/124 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 15, 2010.

(oo)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., dated July 25, 2011, amended June 27, 2014, re: the:
*	World Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 173/174 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 2, 2014.

(pp)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, dated July 25, 2011, amended June 27, 2014, re: the:
*	World Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 173/174 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 2, 2014.

(qq)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA LTIP Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant's
Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(rr)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA LTIP Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant's
Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(ss)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	Selectively Hedged Global Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant's
Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(tt)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	Selectively Hedged Global Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant's
Registration  Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(uu)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA World ex U.S. Government Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 134/135 to Registrant's
Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 7, 2011.

(vv)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA World ex U.S. Government Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 134/135 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 7, 2011.

(ww)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* International Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 150/151 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 8, 2012.

(xx)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* International Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 150/151 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 8, 2012.

(yy)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* World ex U.S. Targeted Value Portfolio
Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 150/151 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 8, 2012.

(zz)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* World ex U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 150/151 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 8, 2012.

(aaa)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* International Large Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 154/155 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 27, 2012.

(bbb)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* International Large Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 154/155 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 27, 2012.

(ccc)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* International Small Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 154/155 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 27, 2012.

(ddd)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* International Small Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 154/155 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 27, 2012.

(eee)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 155/156 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 14, 2012.

(fff)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 155/156 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 14, 2012.

(ggg)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* DFA Short-Duration Real Return Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 165/166 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 15, 2013.

(hhh)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* DFA Short-Duration Real Return Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 165/166 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 15, 2013.

(iii)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* DFA Municipal Real Return Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 173/174 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 2, 2014.

(jjj)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* DFA Municipal Real Return Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 173/174 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 2, 2014.

(kkk)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* DFA Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 176/177 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 24, 2014.

(lll)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* DFA Municipal Bond Portfolio
Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 176/177 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 24, 2014.

(mmm)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* VIT Inflation-Protected Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 182/183 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 8, 2015.

(nnn)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* VIT Inflation-Protected Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 182/183 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 8, 2015.

(ooo)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* DFA Targeted Credit Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 180/181 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 5, 2015.

(ppp)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* DFA Targeted Credit Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 180/181 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 5, 2015.

(qqq)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* DFA NY Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 180/181 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 5, 2015.

(rrr)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia
Limited re: the:
* DFA NY Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 180/181 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 5, 2015.

(sss)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* DFA One-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 187/188 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 23, 2015.

(ttt)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* DFA One-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 187/188 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 23, 2015.

(uuu)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* DFA Two-Year Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 187/188 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 23, 2015.

(vvv)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* DFA Two-Year Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 187/188 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 23, 2015.

(www)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* DFA Five-Year Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 187/188 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 23, 2015.

(xxx)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* DFA Five-Year Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 187/188 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 23, 2015.

(yyy)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* VA Short-Term Fixed Portfolio
Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 187/188 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 23, 2015.

(zzz)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* VA Short-Term Fixed Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 187/188 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 23, 2015.

(aaaa)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* VA Global Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 187/188 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 23, 2015.

(bbbb)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* VA Global Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 187/188 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 23, 2015.

(cccc)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* DFA Social Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 193/194 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 23, 2016.

(dddd)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* DFA Social Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 193/194 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 23, 2016.

(eeee)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund
Advisors Ltd. re: the:
* DFA Diversified Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 194/195 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 24, 2016.

(ffff)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* DFA Diversified Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 194/195 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 24, 2016.

(gggg)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* Global Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 199/200 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 11, 2016.

(hhhh)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* Global Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 199/200 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 11, 2016.

(iiii)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* International High Relative Profitability Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 207/208 to Registrant's Registration Statement on Form N-1A.
File Nos.: 002-73948 and 811-03258.
Filing Date: April 17, 2017.

(jjjj)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* International High Relative Profitability Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 207/208 to Registrant's Registration Statement on Form N-1A.
File Nos.: 002-73948 and 811-03258.
Filing Date: April 17, 2017.

(kkkk)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
* VA Equity Allocation Portfolio
ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-28.d.2.kkkk

(llll)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
* VA Equity Allocation Portfolio
ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-28.d.2.llll

(e) Underwriting Contracts.

(1)	Form of Amended and Restated Distribution Agreement between the Registrant and DFA Securities LLC.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(f)	Bonus or Profit Sharing Plans.
Not Applicable.

(g)	Custodian Agreements.
(1)	Form of Global Custodial Services Agreement between the Registrant and Citibank, N.A. dated as of December 21, 2012.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(a)	Form of Amendment No. 1 re: the addition of the World ex U.S. Core Equity Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(b)	Form of Amendment No. 2 dated October 1, 2013 re: the addition of the DFA Short-Duration Real Return Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(2)	Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2013.

(a)	Form of Amendment No. 1 re: the addition of the DFA VA Global Moderate Allocation Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(b)	Form of Amendment No. 2 dated June 17, 2013 re: the addition of the U.S. Large Cap
Equity Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(c)	Amendment No. 3 dated October 13, 2014 re: the addition of the DFA Municipal Real Return Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 179/180 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 27, 2015.

(h)	Other Material Contracts.

(1)	Form of Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2013.

(a)	Amendment dated June 17, 2013 re: the addition of U.S. Large Cap Equity Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(b)	Amendment No. 2 dated August 8, 2013 re: calculation and payment of shareholder service fees.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(c)	Amendment No. 3 dated October 7, 2013 re: the addition of DFA Short-Duration Real Return Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(d)	Form of Amendment No. 1 re: the addition of "FAN" services.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(e)	Amendment No. 4 dated October 10, 2014 re: the addition of DFA Municipal Real Return Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 179/180 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 27, 2015.

(2)	Financial Statement Typesetting Services Agreement to Administration and Accounting Services Agreement dated October 20, 2009.

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(3)	Form of Administration Agreement between the Registrant and State Street Bank and Trust Company.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2013.

(a)	Amendment dated October 13, 2014 re: the addition of the DFA Municipal Real Return Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 179/180 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 27, 2015.

(4) Other.
(a)	Form of Marketing Agreement dated June 29, 1994 between DFA and National Home Life
Assurance Company.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 33/34 to the Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: June 19, 1995.

(b)	Participation Agreement between DFA Investment Dimensions Group, Inc., DFA, DFA Securities, Inc. and National Home Life Assurance Company.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 33/34 to the Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: June 19, 1995.

(c)	Form of Client Service Agent Agreement re: the:
* RWB/DFA International High Book to Market Portfolio (formerly the DFA International High Book to Market Portfolio and Reinhardt Werba Bowen International Large Stock Portfolio).
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 37/38 to the Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 22, 1995.

(1)	Addendum Number One re: the reflection of the following name change:
* RWB/DFA International High Book to Market Portfolio to the
AAM/DFA International High Book to Market Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 59/60 to the Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 26, 2001.

(d)	Form of Amended and Restated Fee Waiver and/or Expense Assumption Agreement
between the Registrant and DFA re: various portfolios of the Registrant
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 200/201 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 30, 2016.

(e)	Form of Participation Agreement (Manual Trades)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2013.

(f)	Form of Participation Agreement (Manual After Hours)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2013.

(g)	Form of Participation Agreement (FundSERV)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2013.

(h)	Form of Amended Fee Waiver and/or Expense Assumption Agreement between the Registrant and DFA re: the:
* U.S. Large Cap Value Portfolio;
* Tax-Managed U.S. Marketwide Value Portfolio;
* LWAS/DFA International High Book to Market Portfolio;
* Japanese Small Company Portfolio;
* United Kingdom Small Company Portfolio;
* Continental Small Company Portfolio;
* Asia Pacific Small Company Portfolio; and
* Emerging Markets Small Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 200/201 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 30, 2016.

(i)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement
between the Registrant and DFA re: the:
* Emerging Markets Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(j)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement
between the Registrant and DFA re: the:
* U.S. Targeted Value Portfolio – Class R1
* U.S. Targeted Value Portfolio – Class R2

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant's Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(m)	Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re: the:
* Global Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 201/202 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 10, 2017.

(n)	Form of Amended Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re: the:
* Emerging Markets Core Equity Portfolio;
Emerging Markets Social Core Equity Portfolio;
International Core Equity Portfolio;
International Sustainability Core 1 Portfolio;
International Social Core Equity Portfolio;
Large Cap International Portfolio;
T.A. World ex U.S. Core Equity Portfolio; and
World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 200/201 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 30, 2016.

(o)	Form of Amended Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re: the:
* Emerging Markets Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 200/201 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 30, 2016.

(p)	Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re: the:
* U.S. High Relative Profitability Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 207/208 to Registrant's Registration Statement on Form N-1A.
File Nos.: 002-73948 and 811-03258.
Filing Date: April 17, 2017.

(q)	Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re: the:
* International High Relative Profitability Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 207/208 to Registrant's Registration Statement on Form N-1A.
File Nos.: 002-73948 and 811-03258.
Filing Date: April 17, 2017.

(r)	Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re: the:
* VA Equity Allocation Portfolio
ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-28.h.4.r

(s)	Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re: the:
* Enhanced U.S. Large Company Portfolio
ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-28.h.4.s

(i)	Legal Opinion.

(1)	Legal Opinion of Stradley Ronon Stevens & Young, LLP
ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-28.i.1

(j)	Other Opinions.
Not Applicable.

(k)	Omitted Financial Statements.
Not Applicable.

(l) Initial Capital Agreements.

Subscription Agreement under Section 14(a)(3) of the Investment Company Act of 1940. Previously filed with this registration statement and incorporated herein by reference.

(m)	Rule 12b-1 Plans.
Not Applicable.

(n)	Plans pursuant to Rule 18f-3.

(1)	Form of Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 200/201 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 30, 2016.

(o)	Powers-of-Attorney.

(1)
On behalf of the Registrant, Power-of-Attorney dated as of March 22, 2017, appointing David G. Booth, Gregory K. Hinkle, Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon, Eduardo A. Repetto, David P. Butler and Carolyn L. O as attorneys-in-fact to David G. Booth, David P. Butler, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Edward P. Lazear, Eduardo A. Repetto, Myron S. Scholes, Abbie J. Smith, Gregory K. Hinkle and Catherine L. Newell.

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 207/208 to Registrant's Registration Statement on Form N-1A.
File Nos.: 002-73948 and 811-03258.
Filing Date: April 17, 2017.

(2)
On behalf of The DFA Investment Trust Company, Power-of-Attorney dated as of March 22, 2017, appointing David G. Booth, Gregory K. Hinkle, Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon, Eduardo A. Repetto, David P. Butler and Carolyn L. O as attorneys-in-fact to David G. Booth, David P. Butler, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Edward P. Lazear, Eduardo A. Repetto, Myron S. Scholes, Abbie J. Smith, Gregory K. Hinkle and Catherine L. Newell.

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 207/208 to Registrant's Registration Statement on Form N-1A.
File Nos.: 002-73948 and 811-03258.
Filing Date: April 17, 2017.

(3)
On behalf of Dimensional Emerging Markets Value Fund, Power-of-Attorney dated as of March 22, 2017, appointing David G. Booth, Gregory K. Hinkle, Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon, Eduardo A. Repetto, David P. Butler and Carolyn L. O as attorneys-in-fact to David G. Booth, David P. Butler, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Edward P. Lazear, Eduardo A. Repetto, Myron S. Scholes, Abbie J. Smith, Gregory K. Hinkle and Catherine L. Newell.

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 207/208 to Registrant's Registration Statement on Form N-1A.
File Nos.: 002-73948 and 811-03258.
Filing Date: April 17, 2017.

(p)	Codes of Ethics.

(1)	Code of Ethics of Registrant, Adviser, Sub-Advisers and Underwriter.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant's Registration
Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

ITEM 29.             PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

None.

ITEM 30.              INDEMNIFICATION.
Reference is made to Section 1 of Article IX of the Registrant's Amended and Restated By-Laws, which provide for indemnification, as set forth below.

With respect to the indemnification of the Officers and Directors of the Corporation:

(a)
The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided, under Section 2-418 of the Maryland General Corporation Law: (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

(b)
The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

(c)
The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

(a)	Dimensional Fund Advisors LP, with a principal place of business located at 6300 Bee Cave Road, Building One, Austin TX 78746, the investment manager for the Registrant, is also the investment manager for three other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund and Dimensional Investment Group Inc. The Advisor also serves as sub-advisor for certain other registered investment companies.

The Advisor is engaged in the business of providing investment advice primarily to institutional investors. For additional information, please see "Management of the Fund" in PART A and "Directors and Officers" in PART B of this Registration Statement.

Additional information as to the Advisor and the partners and executive officers of the Advisor is included in the Advisor's Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the executive officers and partners of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and partners during the past two years.

(b)
The Sub-Advisor for the VA International Small Portfolio, International Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, DFA International Real Estate Securities Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Global Real Estate Securities Portfolio, International Vector Equity Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA International Small Cap Value Portfolio, Large Cap International Portfolio, Tax-Managed DFA International Value Portfolio, Emerging Markets Core Equity Portfolio, World ex U.S. Value Portfolio, DFA Commodity Strategy Portfolio, DFA Investment Grade Portfolio, World Core Equity Portfolio, DFA LTIP Portfolio, Selectively Hedged Global Equity Portfolio, DFA ex U.S. Government Fixed Income Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, World ex U.S. Core Equity Portfolio, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Targeted Credit Portfolio, DFA NY Municipal Bond Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, Global Small Company Portfolio, International High Relative Profitability Portfolio and VA Equity Allocation Portfolio, each a series of the Registrant, is Dimensional Fund Advisors Ltd. ("DFAL"). DFAL has its principal place of business is 20 Triton Street, Regent's Place, London, NW13BF, United Kingdom. Additional information as to the DFAL and the directors and officers of DFAL is included in the DFAL's Form ADV filed with the Commission (File No. 801-40136), which is incorporated herein by reference and sets forth the officers and directors of DFAL and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

(c)
The Sub-Advisor for the VA International Small Portfolio, International Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, DFA International Real Estate Securities Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Global Real Estate Securities Portfolio, International Vector Equity Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA International Small Cap Value Portfolio, Large Cap International Portfolio, Tax-Managed DFA International Value Portfolio, Emerging Markets Core Equity Portfolio, World ex U.S. Value Portfolio, DFA Commodity Strategy Portfolio, DFA Investment Grade Portfolio, World Core Equity Portfolio, DFA LTIP Portfolio, Selectively Hedged Global Equity Portfolio, DFA ex U.S. Government Fixed Income Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, World ex U.S. Core Equity Portfolio, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Targeted Credit Portfolio, DFA NY Municipal Bond Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, Global Small Company Portfolio, International High Relative Profitability Portfolio and VA Equity Allocation Portfolio, each a series of the Registrant, is DFA Australia Limited ("DFA Australia"). DFA has its principal placed of business is Level 43 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia. Additional information as to DFA Australia and the directors and officers of DFA Australia is included in DFA Australia's Form ADV filed with the Commission (File No. 801-

48036), which is incorporated herein by reference and sets forth the officers and directors of DFA Australia and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

ITEM 32. PRINCIPAL UNDERWRITERS.

(a)
DFA Securities LLC, ("DFAS") is the principal underwriter for the Registrant. DFAS also serves as principal underwriter for The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund and Dimensional Investment Group Inc.

(b)	The following table sets forth information as to the Distributor's Directors, Officers, Partners and Control Persons. The address of each officer is 6300 Bee Cave Road, Austin, Texas 78746:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Valerie A. Brown	Vice President and Assistant Secretary	Vice President and Assistant Secretary
David P. Butler	Co-Chief Executive Officer	Co-Chief Executive Officer
Stephen A. Clark	Executive Vice President	Executive Vice President
Christopher S. Crossan	Vice President and Global Chief Compliance Officer	Vice President and Global Chief Compliance Officer
(Michael) Sam Gilliland	Executive Vice President	Executive Vice President
Gregory K. Hinkle	Vice President, Chief Financial Officer, and Treasurer	Vice President, Chief Financial Officer, and Treasurer
Jeff J. Jeon	Vice President and Assistant Secretary	Vice President and Assistant Secretary
Kenneth M. Manell	Vice President	Vice President
Catherine L. Newell	President and General Counsel	President and General Counsel
Selwyn Notelovitz	Vice President and Deputy Chief Compliance Officer	Vice President and Deputy Chief Compliance Officer
Carolyn L. O	Vice President and Secretary	Vice President and Secretary
Gerard K. O'Reilly	Executive Vice President and Co-Chief Investment Officer	Executive Vice President and Co-Chief Investment Officer
David G. Booth	Executive Chairman	Chairman and Director
Kenneth R. French	Director	Not Applicable
John A. McQuown	Director	Not Applicable
Eduardo A. Repetto	Director, Co-Chief Executive Officer and Co-Chief Investment Officer	Director, Co-Chief Executive Officer and Chief Investment Officer
Dimensional Fund Advisors LP	Shareholder	Not Applicable

(c)	Not applicable.

ITEM 33.              LOCATION OF ACCOUNTS AND RECORDS.
The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:

Name	Address
DFA Investment Dimensions Group Inc.	6300 Bee Cave Road, Building One Austin, TX 78746

State Street Bank and Trust Company	1 Lincoln Street, Boston, MA 02111

ITEM 34.              MANAGEMENT SERVICES.

                               None.

ITEM 35.              UNDERTAKINGS.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment Nos. 208/209 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Austin, the State of Texas, as of this 27th day of April, 2017.

DFA INVESTMENT DIMENSIONS GROUP INC. (Registrant)
By:	/s/Catherine L. Newell*
Catherine L. Newell, President and General Counsel (Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment Nos. 208/209 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/David G. Booth*	Director and	April 27, 2017
David G. Booth	Chairman

/s/Eduardo A. Repetto*	Director, Co-Chief	April 27, 2017
Eduardo A. Repetto	Executive Officer and
Co-Chief Investment Officer

/s/David P. Butler*	Co-Chief Executive Officer	April 27, 2017
David P. Butler

/s/Gregory K. Hinkle*	Chief Financial Officer,	April 27, 2017
Gregory K. Hinkle	Treasurer and Vice President

/s/George M. Constantinides*	Director	April 27, 2017
George M. Constantinides

/s/John P. Gould*	Director	April 27, 2017
John P. Gould

/s/Roger G. Ibbotson*	Director	April 27, 2017
Roger G. Ibbotson

/s/Edward P. Lazear*	Director	April 27, 2017
Edward P. Lazear

/s/Myron S. Scholes*	Director	April 27, 2017
Myron S. Scholes

/s/Abbie J. Smith*	Director	April 27, 2017
Abbie J. Smith

By:	/s/Carolyn L. O
Carolyn L. O Attorney-in-Fact (Pursuant to a Power-of-Attorney)

EXHIBIT LIST

Exhibit No.	Description
28.a.39	Articles Supplementary filed March 30, 2017
28.a.40	Articles Supplementary filed April 17, 2017
28.d.2.kkkk	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. for VA Allocation Equity Portfolio
28.d.2.llll	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited for VA Allocation Equity Portfolio
28.h.4.r	Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA for VA Allocation Equity Portfolio
28.h.4.s	Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA for Enhanced U.S. Large Company Portfolio
28.i.1	Legal Opinion of Stradley Ronon Stevens & Young, LLP